UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
INVESTMENT COMPANY ACT FILE NUMBER: 811-05443

EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER:	Calamos Investment Trust

ADDRESS OF PRINCIPAL EXECUTIVE OFFICES:	2020 Calamos Court, Naperville
Illinois 60563

NAME AND ADDRESS OF AGENT FOR SERVICE:	John P. Calamos Sr., President
Calamos Advisors LLC,
2020 Calamos Court,
Naperville, Illinois
60563
REGISTRANT’S TELEPHONE NUMBER, INCLUDING AREA CODE: (630) 245-7200
DATE OF FISCAL YEAR END: October 31, 2011
DATE OF REPORTING PERIOD: July 31, 2011

Calamos Growth Fund

 SCHEDULE OF INVESTMENTS JULY 31, 2011 (UNAUDITED)

NUMBER OF
SHARES			VALUE

COMMON STOCKS (98.7%)
		Consumer Discretionary (19.8%)
1,626,500		Amazon.com, Inc.#	$361,928,780
880,000		Apollo Group, Inc. - Class A#	44,730,400
1,600,000	JPY	ASICS Corp.	24,261,004
725,000		AutoNation, Inc.#	27,267,250
440,000		Buffalo Wild Wings, Inc.#	27,953,200
1,200,000		Cinemark Holdings, Inc.	23,388,000
1,500,000		Crocs, Inc.#	46,995,000
900,000		Ctrip.com International, Ltd.#	41,490,000
275,000		Deckers Outdoor Corp.#	27,293,750
1,400,000		Domino’s Pizza, Inc.#	37,618,000
2,100,000		Focus Media Holding, Ltd.#	69,069,000
447,000		Fossil, Inc.#	56,174,490
1,200,000		Harman International Industries, Inc.	49,920,000
1,160,000		Imax Corp.#	21,993,600
1,100,000		Marriott International, Inc. - Class A	35,750,000
3,200,000		Melco Crown Entertainment, Ltd.#	48,416,000
305,000		NetFlix, Inc.#	81,126,950
500,000		New Oriental Education & Technology Group, Inc.#	63,865,000
726,500		Priceline.com, Inc.#	390,602,725
860,000		Scripps Networks Interactive, Inc. - Class A	39,852,400
2,585,000		Starbucks Corp.	103,632,650
1,200,000		Steven Madden, Ltd.#	45,720,000
700,000		Vitamin Shoppe, Inc.#	30,492,000
1,050,000		WMS Industries, Inc.#	28,948,500

			1,728,488,699

		Consumer Staples (3.8%)
1,500,000		Companhia de Bebidas das Americas	45,030,000
900,000		Energizer Holdings, Inc.#	72,576,000
578,700		Hansen Natural Corp.#	44,339,994
1,380,000		Herbalife, Ltd.	76,893,600
1,374,000		Mead Johnson Nutrition Company	98,062,380

			336,901,974

		Energy (9.5%)
1,500,000	GBP	AMEC, PLC	25,861,263
1,450,000		Apache Corp.	179,394,000
650,000		Baker Hughes, Inc.	50,297,000
943,333		Brigham Exploration Company#	29,997,989
2,730,000		Chesapeake Energy Corp.	93,775,500
1,650,000		Cobalt International Energy, Inc.#	20,328,000
740,000		Complete Production Services, Inc.#	28,771,200
425,000		Concho Resources, Inc.#	39,771,500
1,000,000		EQT Corp.	63,480,000
1,050,000		FMC Technologies, Inc.#	47,880,000
800,000		Helmerich & Payne, Inc.	55,240,000
380,000		Lufkin Industries, Inc.	30,962,400
1,000,000		Patterson-UTI Energy, Inc.	32,530,000
500,000		Rosetta Resources, Inc.#	25,885,000
1,050,000		Suncor Energy, Inc.	40,131,000
1,050,000	CAD	Trican Well Service, Ltd.	27,484,955
1,700,000		Valero Energy Corp.	42,704,000

			834,493,807

		Financials (3.1%)
1,250,000		Apollo Investment Corp.	11,975,000
700,000		CBOE Holdings, Inc.	16,128,000
1,750,000		Discover Financial Services	44,817,500
950,000		Financial Engines, Inc.#	22,572,000
745,000		IntercontinentalExchange, Inc.#	91,858,500
935,000		Invesco, Ltd.	20,738,300
1,600,000		KKR & Co., LP	23,440,000
1,150,000		Moody’s Corp.	40,951,500

			272,480,800

		Health Care (12.6%)
950,000		Accretive Health, Inc.#	28,538,000
940,000		Acorda Therapeutics, Inc.#	26,696,000
950,000		Agilent Technologies, Inc.#	40,052,000
410,000		C.R. Bard, Inc.	40,458,800
1,750,000		CareFusion Corp.#	46,182,500
400,000		Cerner Corp.#	26,596,000
2,100,000		Exelixis, Inc.#	16,170,000
850,000		Hanger Orthopedic Group, Inc.#	17,858,500
1,075,000		IDEXX Laboratories, Inc.#	89,160,500
925,000		Illumina, Inc.#	57,766,250
950,000		Impax Laboratories, Inc.#	20,121,000
1,300,000		Incyte Corp.#	22,672,000
430,000		Intuitive Surgical, Inc.#	172,236,500
470,000		Laboratory Corp. of America Holdings#	42,657,200
108,519		MAKO Surgical Corp.#	3,126,432
1,200,000		Merit Medical Systems, Inc.#	18,804,000
1,180,000		Nektar Therapeutics#	7,599,200
575,000		Novo Nordisk, A/S	70,161,500
336,048	DKK	Novo Nordisk, A/S - Class B	41,105,686
265,000		Quality Systems, Inc.	24,210,400
450,000		Regeneron Pharmaceuticals, Inc.#	23,877,000
1,600,000		Seattle Genetics, Inc.#	27,248,000
960,000		St. Jude Medical, Inc.	44,640,000
370,000		United Therapeutics Corp.#	21,230,600
1,750,000		Valeant Pharmaceuticals International, Inc.	96,302,500

See accompanying Notes to Schedule of Investments

Calamos Growth Fund
 SCHEDULE OF INVESTMENTS JULY 31, 2011 (UNAUDITED)

NUMBER OF
SHARES			VALUE

845,000		Vertex Pharmaceuticals, Inc.#	$43,821,700
1,600,000		Warner Chilcott, PLC	33,632,000

			1,102,924,268

		Industrials (9.8%)
7,752		3D Systems Corp.#	165,970
680,000		Acacia Research Corp.#	29,185,600
1,088,000		Babcock & Wilcox Co.#	27,178,240
525,000		Ceradyne, Inc.#	17,015,250
1,400,000		Dover Corp.	84,658,000
1,388,000		Eaton Corp.	66,554,600
1,632,300		Fluor Corp.	103,700,019
285,000		Gardner Denver, Inc.	24,307,650
950,000		J.B. Hunt Transport Services, Inc.	42,978,000
2,310,000	JPY	Komatsu, Ltd.	72,114,441
876,000		McDermott International, Inc.#	17,668,920
350,000		MSC Industrial Direct Company, Inc. - Class A	21,623,000
1,200,000		Orbital Sciences Corp.#	20,784,000
1,575,000		Parker-Hannifin Corp.	124,456,500
830,000		Polypore International, Inc.#	56,440,000
450,000		Timken Company	19,651,500
1,300,000		Titan International, Inc.	32,851,000
535,000		United Technologies Corp.	44,319,400
300,000		Valmont Industries, Inc.	29,205,000
340,000		Westinghouse Air Brake Technologies Corp.	21,936,800

			856,793,890

		Information Technology (33.9%)
2,234,000		Accenture, PLC - Class A	132,118,760
1,075,000		Acme Packet, Inc.#	63,339,000
575,000		Adtran, Inc.	19,026,750
2,115,000		Altera Corp.	86,461,200
575,000		Ancestry.com, Inc.#	20,475,750
1,076,750		Apple, Inc.#~	420,449,340
670,000		Ariba, Inc.#	22,156,900
2,400,000		Atmel Corp.#	29,040,000
3,600,000		Cadence Design Systems, Inc.#	37,188,000
725,000		Cavium, Inc.#	25,005,250
2,000,000		Check Point Software Technologies, Ltd.#	115,300,000
1,200,000		Cirrus Logic, Inc.#	18,216,000
1,500,000		Dice Holdings, Inc.#	20,685,000
4,350,000		EMC Corp.#	113,448,000
2,055,000		Fortinet, Inc.#	41,757,600
535,500		Google, Inc.#	323,275,995
2,200,000	JPY	Gree, Inc.	50,377,437
2,200,000		GT Solar International, Inc.#	30,008,000
2,500,000		Harmonic, Inc.#	13,575,000
2,125,000		Informatica Corp.#	108,651,250
1,980,000		Intel Corp.	44,213,400
1,100,000		KLA-Tencor Corp.	43,802,000
294,000		Longtop Financial Technologies, Ltd.#	2,646,000
2,052,099		Mentor Graphics Corp.#	23,455,491
815,000		MercadoLibre, Inc.	64,727,300
400,000		Motorola Solutions, Inc.#	17,956,000
765,000		National Instruments Corp.	19,767,600
835,000		NETGEAR, Inc.#	27,479,850
4,500,000		NVIDIA Corp.#	62,235,000
921,000		OmniVision Technologies, Inc.#	26,930,040
400,000		Open Text Corp.#	27,024,000
5,600,000		Oracle Corp.	171,248,000
1,900,000		Polycom, Inc.#	51,357,000
3,535,000		QUALCOMM, Inc.	193,647,300
1,335,000		Rackspace Hosting, Inc.#	53,400,000
1,040,000		Red Hat, Inc.#	43,763,200
2,150,000		Riverbed Technology, Inc.#	61,554,500
800,000		Rofin-Sinar Technologies, Inc.#	25,104,000
2,050,000		Skyworks Solutions, Inc.#	51,885,500
580,000		Sohu.com, Inc.#	52,258,000
975,000		Solarwinds, Inc.#	20,972,250
700,000		Solera Holdings, Inc.	39,116,000
500,000		Stratasys, Inc.#	12,750,000
775,000		Teradata Corp.#	42,594,000
1,500,000		TIBCO Software, Inc.#	39,060,000
380,000		Travelzoo, Inc.#	20,064,000
550,000		Trimble Navigation, Ltd.#	19,569,000
2,100,000		TriQuint Semiconductor, Inc.#	15,792,000

			2,964,926,663

		Materials (5.2%)
500,000		Agrium, Inc.	43,690,000
1,575,000	GBP	Anglo American, PLC	74,549,125
3,575,000		Barrick Gold Corp.	170,062,750
450,000		Carpenter Technology Corp.	25,848,000
300,000		FMC Corp.	26,271,000
600,000		Mosaic Company	42,432,000
1,053,487		Pan American Silver Corp.	31,794,238
550,000		Silver Wheaton Corp.	19,844,000
133,600	CAD	Silver Wheaton Corp.	4,811,530
1,200,000		Stillwater Mining Company#	18,360,000

			457,662,643

		Telecommunication Services (1.0%)
1,300,000		Leap Wireless International, Inc.#	17,498,000
1,300,000		MetroPCS Communications, Inc.#	21,164,000

See accompanying Notes to Schedule of Investments

Calamos Growth Fund
 SCHEDULE OF INVESTMENTS JULY 31, 2011 (UNAUDITED)

NUMBER OF
SHARES		VALUE

900,000	Tim Participacoes, SA#	$45,036,000

		83,698,000

	TOTAL COMMON STOCKS (Cost $6,946,679,979)	8,638,370,744

NUMBER OF
CONTRACTS		VALUE

PURCHASED OPTIONS (0.0%)#
	Consumer Discretionary (0.0%)
3,065	Fossil, Inc. Put, 12/17/11, Strike $80.00 (Cost $959,437)	521,050

NUMBER OF
SHARES		VALUE

SHORT TERM INVESTMENT (1.5%)
132,519,819	Fidelity Prime Money Market Fund - Institutional Class (Cost $132,519,819)	132,519,819

TOTAL INVESTMENTS (100.2%) (Cost $7,080,159,235)		8,771,411,613

LIABILITIES, LESS OTHER ASSETS (-0.2%)		(20,123,084)

NET ASSETS (100.0%)		$8,751,288,529

FORWARD FOREIGN CURRENCY CONTRACTS
	Short	Settlement	Local	Current	Unrealized
Counterparty	Contracts	Date	Currency	Value	Gain/Loss

Bank of America N.A.	Brazilian Real	10/20/11	101,749,000	$64,408,292	$(1,141,112)
UBS AG	Canadian Dollar	10/20/11	20,366,000	21,277,952	(45,653)
Northern Trust Company	Danish Krone	10/20/11	541,804,000	104,303,933	(2,048,788)
UBS AG	British Pound Sterling	10/20/11	59,479,000	97,550,449	(1,894,121)
Bank of America N.A.	Hong Kong Dollar	10/20/11	317,890,000	40,808,617	3,858
Citibank N.A	Japanese Yen	10/20/11	8,686,273,000	112,933,914	(3,004,607)
Credit Suisse	Japanese Yen	10/20/11	2,542,306,000	33,053,597	(793,860)

					(8,924,283)

	Long	Settlement	Local	Current	Unrealized
Counterparty	Contracts	Date	Currency	Value	Gain/Loss

Citibank N.A	Hong Kong Dollar	10/20/11	317,890,000	$40,808,617	$(15,551)

NOTES TO SCHEDULE OF INVESTMENTS

#	Non-income producing security.
~	Security, or portion of security, is segregated as collateral (or potential collateral for future transactions) for written options. The aggregate value of such securities is $42,952,800.

FOREIGN CURRENCY ABBREVIATIONS

CAD	Canadian Dollar
DKK	Danish Krone
GBP	British Pound Sterling
JPY	Japanese Yen

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars. The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

See accompanying Notes to Schedule of Investments

Calamos Value Fund

 SCHEDULE OF INVESTMENTS JULY 31, 2011 (UNAUDITED)

NUMBER OF
SHARES			VALUE

COMMON STOCKS (100.5%)
		Consumer Discretionary (10.5%)
28,000		Best Buy Company, Inc.	$772,800
40,000		Carnival Corp.	1,332,000
6,000		Nike, Inc. - Class B	540,900
42,000	JPY	Nikon Corp.	985,673
17,850		TJX Companies, Inc.	987,105

			4,618,478

		Consumer Staples (13.8%)
27,900		Coca-Cola Company~	1,897,479
18,000	EUR	Danone, SA	1,283,304
25,000	GBP	Diageo, PLC	508,522
16,300	CHF	Nestlé, SA	1,038,336
26,000		Wal-Mart Stores, Inc.	1,370,460

			6,098,101

		Energy (11.6%)
12,000		Baker Hughes, Inc.	928,560
34,300		Chesapeake Energy Corp.	1,178,205
21,400		ConocoPhillips	1,540,586
18,800		Devon Energy Corp.	1,479,560

			5,126,911

		Financials (12.9%)
18,000		Arch Capital Group, Ltd.#	608,400
13,600		Franklin Resources, Inc.	1,726,656
20,000		Legg Mason, Inc.	588,400
48,000		Leucadia National Corp.	1,616,160
11,300		Prudential Financial, Inc.	663,084
9,000		Travelers Companies, Inc.	496,170

			5,698,870

		Health Care (10.7%)
10,500		Amgen, Inc.#	574,350
8,900		Biogen Idec, Inc.#	906,643
27,500		Johnson & Johnson	1,781,725
16,200		Merck & Company, Inc.	552,906
46,500		Pfizer, Inc.	894,660

			4,710,284

		Industrials (7.9%)
8,700		Aecom Technology Corp.#	215,238
11,000		Dover Corp.	665,170
4,700		Eaton Corp.	225,365
11,000		FedEx Corp.~	955,680
17,000		United Technologies Corp.	1,408,280

			3,469,733

		Information Technology (28.7%)
15,500		Canon, Inc.	748,960
52,500		Cisco Systems, Inc.	838,425
35,000		Corning, Inc.	556,850
96,250		Dell, Inc.~#	1,563,100
44,400		eBay, Inc.#	1,454,100
111,000	SEK	LM Ericsson Telephone Company	1,394,234
70,000		Microsoft Corp.	1,918,000
60,000		Oracle Corp.	1,834,800
24,800		QUALCOMM, Inc.	1,358,544
16,000		SAP, AG	998,560

			12,665,573

		Materials (2.2%)
11,000		Agrium, Inc.	961,180

		Telecommunication Services (2.2%)
130	JPY	KDDI Corp.	966,003

		TOTAL COMMON STOCKS (Cost $38,366,974)	44,315,133

SHORT TERM INVESTMENT (0.0%)
17,486		Fidelity Prime Money Market Fund - Institutional Class (Cost $17,486)	17,486

TOTAL INVESTMENTS (100.5%) (Cost $38,384,460)			44,332,619

LIABILITIES, LESS OTHER ASSETS (-0.5%)			(239,268)

NET ASSETS (100.0%)			$44,093,351

FORWARD FOREIGN CURRENCY CONTRACTS
	Short	Settlement	Local	Current	Unrealized
Counterparty	Contracts	Date	Currency	Value	Gain/Loss

Northern Trust Company	Swiss Franc	10/20/11	599,000	$761,947	$(29,469)
Citibank N.A.	Swedish Krona	10/20/11	7,449,000	1,178,949	(41,237)
Citibank N.A.	Japanese Yen	10/20/11	199,958,000	2,599,739	(69,166)
Citibank N.A.	European Monetary Unit	10/20/11	1,540,000	2,208,589	(41,031)
UBS AG	British Pound Sterling	10/20/11	305,000	500,225	(9,713)

					$(190,616)

NOTES TO SCHEDULE OF INVESTMENTS

~	Security, or portion of security, is segregated as collateral (or potential collateral for future transactions) for written options. The aggregate value of such securities is $674,944.
#	Non-income producing security.

See accompanying Notes to Schedule of Investments

Calamos Value Fund
 SCHEDULE OF INVESTMENTS JULY 31, 2011 (UNAUDITED)

FOREIGN CURRENCY ABBREVIATIONS

CHF	Swiss Franc
EUR	European Monetary Unit
GBP	British Pound Sterling
JPY	Japanese Yen
SEK	Swedish Krona

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars.

See accompanying Notes to Schedule of Investments

Calamos Blue Chip Fund

 SCHEDULE OF INVESTMENTS JULY 31, 2011 (UNAUDITED)

NUMBER OF
SHARES			VALUE

COMMON STOCKS (99.8%)
		Consumer Discretionary (10.7%)
11,675		Amazon.com, Inc.#	$2,597,921
5,500		Coach, Inc.	355,080
9,500		DIRECTV - Class A#	481,460
4,700		Priceline.com, Inc.#~	2,526,955
10,500		Starbucks Corp.	420,945
13,000		Viacom, Inc. - Class B	629,460

			7,011,821

		Consumer Staples (8.6%)
27,500		Archer-Daniels-Midland Company	835,450
36,000		Coca-Cola Company~	2,448,360
10,800		Companhia de Bebidas das Americas	324,216
11,850	EUR	Danone, SA	844,842
9,475		Mead Johnson Nutrition Company	676,231
9,100		Wal-Mart Stores, Inc.	479,661

			5,608,760

		Energy (13.9%)
12,200		Apache Corp.	1,509,384
18,700		Baker Hughes, Inc.	1,447,006
10,500		Chesapeake Energy Corp.	360,675
5,000		Chevron Corp.	520,100
15,900		Exxon Mobil Corp.	1,268,661
11,000		Helmerich & Payne, Inc.	759,550
30,200		Marathon Oil Corp.	935,294
15,100		Marathon Petroleum Corp.#	661,229
10,500		National Oilwell Varco, Inc.	845,985
8,000		Occidental Petroleum Corp.	785,440

			9,093,324

		Financials (3.3%)
6,500		Franklin Resources, Inc.	825,240
15,000		JPMorgan Chase & Company	606,750
12,600		Moody’s Corp.	448,686
4,500		T. Rowe Price Group, Inc.	255,600

			2,136,276

		Health Care (14.5%)
13,800		Agilent Technologies, Inc.#	581,808
4,250		Biogen Idec, Inc.#	432,948
13,000		Covidien, PLC	660,270
3,650		Intuitive Surgical, Inc.#	1,462,007
10,000		Johnson & Johnson	647,900
21,000		Novo Nordisk, A/S	2,562,420
19,900		St. Jude Medical, Inc.	925,350
16,950		Stryker Corp.	921,063
7,900		Waters Corp.#	694,331
9,500		Watson Pharmaceuticals, Inc.#	637,735

			9,525,832

		Industrials (9.8%)
6,300		Caterpillar, Inc.	622,377
8,000		Danaher Corp.	392,880
14,000		Dover Corp.	846,580
26,000		Eaton Corp.	1,246,700
22,500	JPY	Komatsu, Ltd.	702,413
8,000	EUR	Siemens, AG	1,022,450
19,000		United Technologies Corp.	1,573,960

			6,407,360

		Information Technology (33.9%)
29,800		Accenture, PLC - Class A	1,762,372
8,050		Apple, Inc.#~	3,143,364
26,200		ARM Holdings, PLC	754,298
16,500		Autodesk, Inc.#	567,600
6,200		Baidu.com, Inc.#	973,834
12,600		Check Point Software Technologies, Ltd.#	726,390
58,000		eBay, Inc.#	1,899,500
110,775		EMC Corp.#	2,889,012
4,800		Google, Inc.#~	2,897,712
21,000	TWD	HTC Corp.	624,697
25,000		Intel Corp.	558,250
6,500		Intuit, Inc.#	303,550
13,500		Microsoft Corp.	369,900
37,500		NVIDIA Corp.#	518,625
93,500		Oracle Corp.	2,859,230
24,000		QUALCOMM, Inc.	1,314,720

			22,163,054

		Materials (4.6%)
26,950		Barrick Gold Corp.	1,282,011
15,500		Freeport-McMoRan Copper & Gold, Inc.	820,880
18,750		Goldcorp, Inc.	896,438

			2,999,329

		Telecommunication Services (0.5%)
6,650		Tim Participacoes, SA	332,766

		TOTAL COMMON STOCKS (Cost $51,971,844)	65,278,522

See accompanying Notes to Schedule of Investments

Calamos Blue Chip Fund
 SCHEDULE OF INVESTMENTS JULY 31, 2011 (UNAUDITED)

NUMBER OF
CONTRACTS		VALUE

PURCHASED OPTIONS (0.0%)#
	Information Technology (0.0%)
60	Baidu.com, Inc. Put, 09/17/11, Strike $120.00 (Cost $40,088)	$6,000

TOTAL INVESTMENTS (99.8%) (Cost $52,011,932)		65,284,522

OTHER ASSETS, LESS LIABILITIES (0.2%)		111,668

NET ASSETS (100.0%)		$65,396,190

FORWARD FOREIGN CURRENCY CONTRACTS
	Short	Settlement	Local	Current	Unrealized
Counterparty	Contracts	Date	Currency	Value	Gain/Loss

Bank of America N.A.	Brazilian Real	10/20/11	742,000	$469,695	$(8,322)
Northern Trust Company	Danish Krone	10/20/11	12,397,000	2,386,575	(46,878)
Citibank N.A.	European Monetary Unit	10/20/11	1,240,000	1,778,344	(33,038)
UBS AG	British Pound Sterling	10/20/11	426,000	698,675	(13,566)
Bank of America N.A.	Hong Kong Dollar	10/20/11	3,449,000	442,760	42
Citibank N.A.	Japanese Yen	10/20/11	51,675,000	671,849	(17,875)
Northern Trust Company	New Taiwanese Dollar	10/20/11	14,421,000	500,508	1,005

					$(118,632)

	Long	Settlement	Local	Current	Unrealized
Counterparty	Contracts	Date	Currency	Value	Gain/Loss

Citibank N.A.	Hong Kong Dollar	10/20/11	3,449,000	$442,760	$(168)

NOTES TO SCHEDULE OF INVESTMENTS

#	Non-income producing security.
~	Security, or portion of security, is segregated as collateral (or potential collateral for future transactions) for written options. The aggregate value of such securities is $5,765,053.

FOREIGN CURRENCY ABBREVIATIONS

EUR	European Monetary Unit
JPY	Japanese Yen
TWD	New Taiwanese Dollar

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars. The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

See accompanying Notes to Schedule of Investments

Calamos Discovery Growth Fund

 SCHEDULE OF INVESTMENTS JULY 31, 2011 (UNAUDITED)

NUMBER OF
SHARES		VALUE

COMMON STOCKS (96.3%)
	Consumer Discretionary (10.8%)
8,700	Buffalo Wild Wings, Inc.#~	$552,711
6,600	Deckers Outdoor Corp.#	655,050
40,000	Global Traffic Network, Inc.#	471,600
18,200	Imax Corp.#~	345,072
17,000	iRobot Corp.#	594,320
28,200	ReachLocal, Inc.#	512,958
10,000	Shutterfly, Inc.#	544,000
15,500	Steven Madden, Ltd.#	590,550

		4,266,261

	Consumer Staples (4.4%)
13,800	Fresh Market, Inc.#	490,314
37,000	Omega Protein Corp.#	448,440
14,000	PriceSmart, Inc.	819,280

		1,758,034

	Energy (8.9%)
16,500	Approach Resources, Inc.#~	428,340
23,000	Basic Energy Services, Inc.#	744,970
19,300	Brigham Exploration Company#	613,740
4,000	CARBO Ceramics, Inc.	624,280
34,800	Global Geophysical Services, Inc.#	593,688
33,300	Resolute Energy Corp.#	542,457

		3,547,475

	Financials (3.1%)
15,200	Cohen & Steers, Inc.	600,856
28,000	Och-Ziff Capital Management Group, LLC - Class A~	346,080
3,400	Portfolio Recovery Associates, Inc.#	275,162

		1,222,098

	Health Care (16.0%)
19,000	Accretive Health, Inc.#	570,760
56,700	Accuray, Inc.#	391,230
13,500	Cepheid, Inc.#	509,760
18,700	Impax Laboratories, Inc.#	396,066
22,153	Incyte Corp.#	386,348
125,000	Inhibitex, Inc.#	517,500
11,300	IPC The Hospitalist Company, Inc.#	511,099
2,055	MAKO Surgical Corp.#	59,205
20,000	Medidata Solutions, Inc.#	408,600
6,800	Quality Systems, Inc.	621,248
65,000	Sangamo BioSciences, Inc.#	352,300
100,000	SciClone Pharmaceuticals, Inc.#	642,000
6,500	Sirona Dental Systems, Inc.#	328,770
21,800	Transcend Services, Inc.#	633,508

		6,328,394

	Industrials (14.9%)
19,000	3D Systems Corp.#	406,790
7,000	51job, Inc.#	462,350
16,400	Acacia Research Corp.#	703,888
13,500	Ceradyne, Inc.#	437,535
10,600	Chart Industries, Inc.#	562,436
27,200	Colfax Corp.#	736,304
20,000	II-VI, Inc.#	500,600
8,000	Nordson Corp.	408,240
10,300	Polypore International, Inc.#	700,400
9,400	Raven Industries, Inc.	496,602
20,000	Titan International, Inc.	505,400

		5,920,545

	Information Technology (31.5%)
9,700	Acme Packet, Inc.#	571,524
15,300	Ancestry.com, Inc.#	544,833
17,300	Ariba, Inc.#	572,111
16,200	Aruba Networks, Inc.#	371,790
40,000	Atmel Corp.#	484,000
25,000	Calix, Inc.#	458,500
8,100	Coherent, Inc.#	389,043
36,500	Dice Holdings, Inc.#	503,335
115,000	Glu Mobile, Inc.#	577,300
13,000	Interactive Intelligence Group, Inc.#	494,130
10,100	IPG Photonics Corp.#	607,919
35,000	Ixia#	350,000
20,500	Kenexa Corp.#	524,185
34,000	LivePerson, Inc.#	418,540
12,400	LogMeIn, Inc.#	440,820
16,500	Manhattan Associates, Inc.#	615,450
6,800	MercadoLibre, Inc.	540,056
13,000	NetSuite, Inc.#	509,730
33,000	Newport Corp.#	512,820
39,000	NIC, Inc.	498,030
59,000	O2Micro International, Ltd.#~	299,720
13,700	OPNET Technologies, Inc.	470,047
14,800	RADWARE, Ltd.#	490,620
13,800	Synchronoss Technologies, Inc.#	403,650
18,000	TIBCO Software, Inc.#	468,720
7,600	Travelzoo, Inc.#	401,280

		12,518,153

	Materials (6.7%)
25,400	Globe Specialty Metals, Inc.	586,232
110,000	Graphic Packaging Holding Company#	544,500

See accompanying Notes to Schedule of Investments

Calamos Discovery Growth Fund
 SCHEDULE OF INVESTMENTS JULY 31, 2011 (UNAUDITED)

NUMBER OF
SHARES		VALUE

19,600	Kronos Worldwide, Inc.	$606,816
53,000	Myers Industries, Inc.	630,700
9,000	Pan American Silver Corp.	271,620

		2,639,868

	TOTAL COMMON STOCKS (Cost $33,262,187)	38,200,828

SHORT TERM INVESTMENT (4.3%)
1,717,018	Fidelity Prime Money Market Fund - Institutional Class (Cost $1,717,018)	1,717,018

TOTAL INVESTMENTS (100.6%) (Cost $34,979,205)		39,917,846

LIABILITIES, LESS OTHER ASSETS (-0.6%)		(221,457)

NET ASSETS (100.0%)		$39,696,389

NOTES TO SCHEDULE OF INVESTMENTS

#	Non-income producing security.
~	Security, or portion of security, is segregated as collateral (or potential collateral for future transactions) for written options. The aggregate value of such securities is $686,358.

See accompanying Notes to Schedule of Investments

Calamos International Growth Fund

 SCHEDULE OF INVESTMENTS JULY 31, 2011 (UNAUDITED)

NUMBER OF
SHARES			VALUE

COMMON STOCKS (94.9%)
		Consumer Discretionary (9.5%)
100,000	EUR	Adidas, AG	$7,423,118
605,000	JPY	ASICS Corp.	9,173,692
10,000	KRW	Hyundai Motor Company	2,226,288
345,000	JPY	Nikon Corp.	8,096,596
215,000	CHF	Swatch Group, AG	20,016,311

			46,936,005

		Consumer Staples (7.1%)
352,000	BRL	Companhia de Bebidas das Americas	10,393,062
109,000	EUR	Danone, SA	7,771,121
98,000	EUR	Henkel, AG & Company KGaA	6,606,911
3,790,000	MXN	Wal-Mart de Mexico, SAB de CV	10,465,260

			35,236,354

		Energy (9.8%)
210,000	GBP	AMEC, PLC	3,620,577
6,292	CAD	Calfrac Well Services, Ltd.	239,115
370,000	CAD	Ensign Energy Services, Inc.	7,969,648
83,000		Schlumberger, Ltd.	7,500,710
359,920	NOK	Subsea 7, SA#	9,477,942
124,000	CAD	Suncor Energy, Inc.	4,752,609
79,000	EUR	Technip, SA	8,650,172
240,000	CAD	Trican Well Service, Ltd.	6,282,275

			48,493,048

		Financials (2.3%)
1,500,000	GBP	Aberdeen Asset Management, PLC	5,409,922
120,000	HKD	Hong Kong Exchanges and Clearing, Ltd.	2,475,531
149,000	GBP	Standard Chartered, PLC	3,795,622

			11,681,075

		Health Care (14.1%)
40,000	DKK	Coloplast, A/S - Class B	6,149,644
151,000		Covidien, PLC~	7,669,290
65,000	EUR	DiaSorin, S.p.A.	3,213,022
220,000	SEK	Elekta, AB - Class B	10,124,429
140,000	JPY	Nihon Kohden Corp.	3,891,227
175,000	DKK	Novo Nordisk, A/S - Class B	21,406,153
57,000	JPY	Sawai Pharmaceutical Company, Ltd.	5,889,662
332,000	GBP	Shire, PLC	11,523,293

			69,866,720

		Industrials (3.4%)
170,000	CHF	ABB, Ltd.#	4,071,792
170,000	JPY	Komatsu, Ltd.	5,307,123
158,823	INR	Siemens India, Ltd.	3,325,795
32,500	EUR	Siemens, AG	4,153,703

			16,858,413

		Information Technology (37.0%)
241,000		Accenture, PLC - Class A~	14,252,740
2,220,000	GBP	ARM Holdings, PLC	21,167,947
719,000	GBP	Autonomy Corp., PLC#	19,786,088
130,000		Avago Technologies, Ltd.~	4,371,900
220,000	GBP	Aveva Group, PLC	6,141,422
148,000		Baidu.com, Inc.#	23,246,360
715,000	TWD	Catcher Technology Company, Ltd.	6,244,578
315,000	CAD	CGI Group, Inc. - Class A#	6,771,783
224,000		Check Point Software Technologies, Ltd.#~	12,913,600
38,000	EUR	Dassault Systemes, SA	3,353,005
66,000	EUR	Gemalto, NV	3,144,420
175,000	JPY	Gree, Inc.	4,007,296
450,450	TWD	HTC Corp.	13,399,744
82,000		MercadoLibre, Inc.~	6,512,440
37,000	JPY	Murata Manufacturing Company, Ltd.	2,396,376
125,000		Nice-Systems, Ltd.#	4,465,000
113,000	CAD	Open Text Corp.#	7,627,160
90,000		RADWARE, Ltd.#	2,983,500
130,000	EUR	SAP, AG	8,127,880
1,315,000	TWD	Taiwan Semiconductor Manufacturing Company, Ltd.	3,267,973
220,000	INR	Tata Consultancy Services, Ltd.	5,660,231
150,000	HKD	Tencent Holdings, Ltd.	3,894,092

			183,735,535

		Materials (7.7%)
76,000	GBP	Anglo American, PLC	3,597,291
35,000	ZAR	AngloGold Ashanti, Ltd.	1,467,801
215,000	CAD	Barrick Gold Corp.	10,249,882
197,000	CAD	Goldcorp, Inc.	9,420,619
22,100	CHF	Syngenta, AG#	7,035,198
115,000	NOK	Yara International, ASA	6,568,822

			38,339,613

		Telecommunication Services (4.0%)
63,000	SEK	Millicom International Cellular, SA	7,536,803
225,000	ZAR	MTN Group, Ltd.	4,867,508
1,510,000	BRL	Tim Participacoes, SA	7,448,496

			19,852,807

		TOTAL COMMON STOCKS (Cost $373,368,386)	470,999,570

See accompanying Notes to Schedule of Investments

Calamos International Growth Fund
 SCHEDULE OF INVESTMENTS JULY 31, 2011 (UNAUDITED)

NUMBER OF
CONTRACTS		VALUE

PURCHASED OPTIONS (0.0%)#
	Information Technology (0.0%)
1,480	Baidu.com, Inc. Put, 09/17/11, Strike $120.00 (Cost $895,307)	$148,000

NUMBER OF
SHARES		VALUE

SHORT TERM INVESTMENT (4.7%)
23,021,279	Fidelity Prime Money Market Fund - Institutional Class (Cost $23,021,279)	23,021,279

TOTAL INVESTMENTS (99.6%) (Cost $397,284,972)		494,168,849

OTHER ASSETS, LESS LIABILITIES (0.4%)		1,968,308

NET ASSETS (100.0%)		$496,137,157

NOTES TO SCHEDULE OF INVESTMENTS

#	Non-income producing security.
~	Security, or portion of security, is segregated as collateral (or potential collateral for future transactions) for written options. The aggregate value of such securities is $11,220,475.

FOREIGN CURRENCY ABBREVIATIONS

BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	European Monetary Unit
GBP	British Pound Sterling
HKD	Hong Kong Dollar
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
SEK	Swedish Krona
TWD	New Taiwanese Dollar
ZAR	South African Rand

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars. The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

See accompanying Notes to Schedule of Investments

Calamos International Growth Fund

	JULY 31, 2011 (UNAUDITED)
CURRENCY EXPOSURE	Value	% of Total Investments

US Dollar	$107,084,819	21.7%

British Pound Sterling	75,042,162	15.2%

Canadian Dollar	53,313,091	10.8%

European Monetary Unit	52,443,352	10.6%

Japanese Yen	38,761,972	7.8%

Swiss Franc	31,123,301	6.3%

Danish Krone	27,555,797	5.6%

New Taiwanese Dollar	22,912,295	4.6%

Brazilian Real	17,841,558	3.6%

Swedish Krona	17,661,232	3.6%

Norwegian Krone	16,046,764	3.2%

Mexican Peso	10,465,260	2.1%

Indian Rupee	8,986,026	1.8%

Hong Kong Dollar	6,369,623	1.3%

South African Rand	6,335,309	1.3%

South Korean Won	2,226,288	0.5%

Total Investments	$494,168,849	100.0%

Currency exposure may vary over time.

See accompanying Notes to Schedule of Investments

Calamos Evolving World Growth Fund

 SCHEDULE OF INVESTMENTS JULY 31, 2011 (UNAUDITED)

PRINCIPAL
AMOUNT			VALUE

CONVERTIBLE BONDS (19.3%)
		Consumer Discretionary (1.1%)
15,000,000	HKD	Hengdeli Holdings, Ltd. 2.500%, 10/20/15	$2,151,053

		Consumer Staples (2.0%)
3,560,000		Archer-Daniels-Midland Company 0.875%, 02/15/14	3,751,350

		Energy (3.6%)
800,000		Petrominerales, Ltd. 2.625%, 08/25/16	951,000
3,500,000		Subsea 7, SA 2.250%, 10/11/13	4,354,020
1,140,000	EUR	Technip, SA 0.500%, 01/01/16	1,567,347

			6,872,367

		Industrials (1.5%)
50,000,000	JPY	Asahi Glass Company, Ltd. 0.000%, 11/14/14	686,640
1,700,000		Tata Motors, Ltd. 0.000%, 07/12/12	2,200,096

			2,886,736

		Information Technology (4.4%)
77,500,000	TWD	Catcher Technology Company, Ltd. 0.000%, 04/27/16	3,399,889
1,085,000		Intel Corp. 3.250%, 08/01/39	1,291,150
1,200,000		SanDisk Corp. 1.500%, 08/15/17	1,299,000
2,400,000		TPK Holding Company, Ltd. 0.000%, 04/20/14	2,477,616

			8,467,655

		Materials (4.8%)
900,000		Anglo American, PLC 4.000%, 05/07/14	1,593,743
2,700,000		AngloGold Ashanti, Ltd. 3.500%, 05/22/14	3,129,975
1,480,000		Goldcorp, Inc. 2.000%, 08/01/14	1,855,550
		Newmont Mining Corp.
1,475,000		1.250%, 07/15/14	1,972,813
280,000		1.625%, 07/15/17	387,100
240,000		3.000%, 02/15/12	298,500

			9,237,681

		Telecommunication Services (1.9%)
3,100,000		Billion Express Investments, Ltd. 0.750%, 10/18/15	3,562,804

		TOTAL CONVERTIBLE BONDS (Cost $36,337,478)	36,929,646

NUMBER OF
SHARES			VALUE

CONVERTIBLE PREFERRED STOCKS (1.9%)
		Energy (1.2%)
34,300		Apache Corp. 6.000%	2,234,302

		Materials (0.7%)
15,500		Vale, SA 6.750%	1,463,355

		TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $3,457,793)	3,697,657

COMMON STOCKS (74.7%)
		Consumer Discretionary (4.5%)
20,000	EUR	Adidas, AG	1,484,624
20,000		DIRECTV - Class A#	1,013,600
700,000	INR	DISH TV India, Ltd.#	1,340,357
11,700	KRW	Hyundai Motor Company	2,604,757
23,500	CHF	Swatch Group, AG	2,187,829

			8,631,167

		Consumer Staples (18.5%)
39,000		Coca-Cola Company~	2,652,390
90,000	INR	Colgate-Palmolive India, Ltd.	1,983,343
203,500	BRL	Companhia de Bebidas das Americas	6,008,489
62,000	EUR	Danone, SA	4,420,271
20,100	EUR	Henkel, AG & Company KGaA	1,355,091
33,000		Herbalife, Ltd.	1,838,760
514,000	INR	Hindustan Unilever, Ltd.	3,769,513
36,500		Mead Johnson Nutrition Company	2,605,005
21,200	INR	Nestlé India, Ltd.	2,088,948
42,000	CHF	Nestlé, SA	2,675,466
2,200,000	MXN	Wal-Mart de Mexico, SAB de CV	6,074,821

			35,472,097

		Energy (5.7%)
40,000		Baker Hughes, Inc.	3,095,200
870,000	HKD	CNOOC, Ltd.	1,936,630
1,500,000	HKD	PetroChina Company, Ltd. - Class H	2,140,320
42,200		Schlumberger, Ltd.	3,813,614

			10,985,764

		Financials (1.6%)
51,000	HKD	Hong Kong Exchanges and Clearing, Ltd.	1,052,101
76,000	GBP	Standard Chartered, PLC	1,936,022

			2,988,123

		Health Care (5.1%)
11,000	DKK	Coloplast, A/S - Class B	1,691,152
48,800	DKK	Novo Nordisk, A/S - Class B	5,969,259
24,500		Waters Corp.#	2,153,305

			9,813,716

See accompanying Notes to Schedule of Investments

Calamos Evolving World Growth Fund
 SCHEDULE OF INVESTMENTS JULY 31, 2011 (UNAUDITED)

NUMBER OF
SHARES			VALUE

		Industrials (5.1%)
53,000	CHF	ABB, Ltd.#	$1,269,441
26,000		Eaton Corp.	1,246,700
130,000	HKD	Hutchison Whampoa, Ltd.	1,514,367
47,000	JPY	Komatsu, Ltd.	1,467,264
109,000	INR	Siemens India, Ltd.	2,282,488
15,500	EUR	Siemens, AG	1,980,997

			9,761,257

		Information Technology (24.9%)
630,000	GBP	ARM Holdings, PLC	6,007,120
58,000		Avago Technologies, Ltd.~	1,950,540
57,300		Baidu.com, Inc.#	9,000,111
41,000		Check Point Software Technologies, Ltd.#~	2,363,650
207,375	TWD	HTC Corp.	6,168,880
35,000	TWD	Largan Precision Company, Ltd.	1,178,558
64,500		MercadoLibre, Inc.	5,122,590
3,500	KRW	NHN Corp.#	696,742
66,000		QUALCOMM, Inc.	3,615,480
2,800	KRW	Samsung Electronics Company, Ltd.	2,242,135
1,085,649	TWD	Taiwan Semiconductor Manufacturing Company, Ltd.	2,698,001
100,000	INR	Tata Consultancy Services, Ltd.	2,572,832
123,000	HKD	Tencent Holdings, Ltd.	3,193,155
306,000	HKD	ZTE Corp. - Class H	954,966

			47,764,760

		Materials (4.2%)
15,500	GBP	Anglo American, PLC	733,658
79,000	CAD	Barrick Gold Corp.	3,766,236
37,400	CAD	Goldcorp, Inc.	1,788,483
32,000	NOK	Yara International, ASA	1,827,846

			8,116,223

		Telecommunication Services (5.1%)
16,000	SEK	Millicom International Cellular, SA	1,914,109
182,500	ZAR	MTN Group, Ltd.	3,948,090
785,000	BRL	Tim Participacoes, SA	3,872,231

			9,734,430

		TOTAL COMMON STOCKS (Cost $118,191,392)	143,267,537

NUMBER OF
CONTRACTS			VALUE

PURCHASED OPTIONS (0.0%)#
		Information Technology (0.0%)
610		Baidu.com, Inc. Put, 09/17/11, Strike $120.00 (Cost $388,839)	61,000

NUMBER OF
SHARES			VALUE

SHORT TERM INVESTMENT (3.6%)
6,841,137		Fidelity Prime Money Market Fund - Institutional Class (Cost $6,841,137)	6,841,137

TOTAL INVESTMENTS (99.5%) (Cost $165,216,639)			190,796,977

OTHER ASSETS, LESS LIABILITIES (0.5%)			897,036

NET ASSETS (100.0%)			$191,694,013

NOTES TO SCHEDULE OF INVESTMENTS

#	Non-income producing security.
~	Security, or portion of security, is segregated as collateral (or potential collateral for future transactions) for written options. The aggregate value of such securities is $1,260,665.

FOREIGN CURRENCY ABBREVIATIONS

BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	European Monetary Unit
GBP	British Pound Sterling
HKD	Hong Kong Dollar
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
SEK	Swedish Krona
TWD	New Taiwanese Dollar
ZAR	South African Rand

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars. The principal amount for such securities is shown in the respective foreign currency. The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

See accompanying Notes to Schedule of Investments

Calamos Evolving World Growth Fund

	JULY 31, 2011 (UNAUDITED)
CURRENCY EXPOSURE	Value	% of Total Investments

US Dollar	$80,195,456	42.0%

Indian Rupee	14,037,481	7.4%

New Taiwanese Dollar	13,445,328	7.0%

Hong Kong Dollar	12,942,592	6.8%

European Monetary Unit	10,808,330	5.7%

Brazilian Real	9,880,720	5.2%

British Pound Sterling	8,676,800	4.5%

Danish Krone	7,660,411	4.0%

Swiss Franc	6,132,736	3.2%

Mexican Peso	6,074,821	3.2%

Canadian Dollar	5,554,719	2.9%

South Korean Won	5,543,634	2.9%

South African Rand	3,948,090	2.1%

Japanese Yen	2,153,904	1.1%

Swedish Krona	1,914,109	1.0%

Norwegian Krone	1,827,846	1.0%

Total Investments	$190,796,977	100.0%

Currency exposure may vary over time.

See accompanying Notes to Schedule of Investments

Calamos Global Equity Fund

 SCHEDULE OF INVESTMENTS JULY 31, 2011 (UNAUDITED)

NUMBER OF
SHARES			VALUE

COMMON STOCKS (97.5%)
		Consumer Discretionary (11.9%)
17,000	EUR	Adidas, AG	$1,261,930
17,800		Amazon.com, Inc.#~	3,960,856
6,900		Deckers Outdoor Corp.#	684,825
13,000		DIRECTV - Class A#	658,840
2,800		NetFlix, Inc.#	744,772
7,500		Priceline.com, Inc.#	4,032,375
36,013	CHF	Swatch Group, AG	3,352,779

			14,696,377

		Consumer Staples (8.2%)
12,000		Coca-Cola Company~	816,120
80,500	BRL	Companhia de Bebidas das Americas	2,376,822
17,000		Hansen Natural Corp.#	1,302,540
13,000	EUR	Henkel, AG & Company KGaA	876,427
29,600		Herbalife, Ltd.	1,649,312
16,500		Mead Johnson Nutrition Company	1,177,605
666,000	MXN	Wal-Mart de Mexico, SAB de CV	1,839,014

			10,037,840

		Energy (11.1%)
20,000	GBP	AMEC, PLC	344,817
11,500		Apache Corp.~	1,422,780
15,900		Baker Hughes, Inc.	1,230,342
1,070	CAD	Calfrac Well Services, Ltd.	40,663
20,000		Chesapeake Energy Corp.	687,000
32,500		Complete Production Services, Inc.#	1,263,600
43,000	CAD	Ensign Energy Services, Inc.	926,202
23,100		Helmerich & Payne, Inc.	1,595,055
11,600		Occidental Petroleum Corp.	1,138,888
26,000		Patterson-UTI Energy, Inc.	845,780
13,600		Schlumberger, Ltd.	1,229,032
45,076	NOK	Subsea 7, SA#	1,187,008
16,150	EUR	Technip, SA	1,768,358

			13,679,525

		Financials (2.2%)
13,200		Franklin Resources, Inc.	1,675,872
14,000	GBP	Standard Chartered, PLC	356,636
12,400		T. Rowe Price Group, Inc.	704,320

			2,736,828

		Health Care (18.2%)
35,000		Agilent Technologies, Inc.#~	1,475,600
32,000		Bruker Corp.#	551,040
12,000		C.R. Bard, Inc.	1,184,160
31,200		Cerner Corp.#	2,074,488
7,800	DKK	Coloplast, A/S - Class B	1,199,181
32,000	SEK	Elekta, AB - Class B	1,472,644
12,200		Illumina, Inc.#	761,890
7,750		Intuitive Surgical, Inc.#	3,104,263
42,300	DKK	Novo Nordisk, A/S - Class B	5,174,173
49,500	GBP	Shire, PLC	1,718,081
27,800		Waters Corp.#	2,443,342
18,000		Watson Pharmaceuticals, Inc.#	1,208,340

			22,367,202

		Industrials (3.8%)
25,000	CHF	ABB, Ltd.#	598,793
18,000		Eaton Corp.	863,100
30,800	JPY	Komatsu, Ltd.	961,526
14,200		Parker-Hannifin Corp.	1,122,084
8,600	EUR	Siemens, AG	1,099,133

			4,644,636

		Information Technology (34.2%)
46,200		Accenture, PLC - Class A	2,732,268
15,450		Apple, Inc.#~	6,032,916
510,000	GBP	ARM Holdings, PLC	4,862,907
161,500	GBP	Autonomy Corp., PLC#	4,444,302
40,000	GBP	Aveva Group, PLC	1,116,622
32,300		Baidu.com, Inc.#	5,073,361
50,700		Check Point Software Technologies, Ltd.#~	2,922,855
40,000		EMC Corp.#	1,043,200
4,075		Google, Inc.#~	2,460,037
118,650	TWD	HTC Corp.	3,529,536
12,400		Intuit, Inc.#	579,080
21,200		MercadoLibre, Inc.	1,683,704
58,500		Oracle Corp.	1,788,930
34,000		QUALCOMM, Inc.	1,862,520
18,300	EUR	SAP, AG	1,144,156
31,500	HKD	Tencent Holdings, Ltd.	817,759

			42,094,153

		Materials (6.1%)
11,000	GBP	Anglo American, PLC	520,660
48,650		Barrick Gold Corp.	2,314,280
7,800		Cliffs Natural Resources, Inc.	700,596
49,500	CAD	Goldcorp, Inc.	2,367,110
1,600	CHF	Syngenta, AG#	509,336
20,100	NOK	Yara International, ASA	1,148,116

			7,560,098

		Telecommunication Services (1.8%)
8,200	SEK	Millicom International Cellular, SA	980,981

See accompanying Notes to Schedule of Investments

Calamos Global Equity Fund
 SCHEDULE OF INVESTMENTS JULY 31, 2011 (UNAUDITED)

NUMBER OF
SHARES			VALUE

255,000	BRL	Tim Participacoes, SA	$1,257,858

			2,238,839

		TOTAL COMMON STOCKS (Cost $102,053,268)	120,055,498

NUMBER OF
CONTRACTS			VALUE

PURCHASED OPTIONS (0.0%)#
		Information Technology (0.0%)
320		Baidu.com, Inc. Put, 09/17/11, Strike $120.00 (Cost $204,447)	32,000

NUMBER OF
SHARES			VALUE

SHORT TERM INVESTMENT (1.7%)
2,118,775		Fidelity Prime Money Market Fund - Institutional Class (Cost $2,118,775)	2,118,775

TOTAL INVESTMENTS (99.2%) (Cost $104,376,490)			122,206,273

OTHER ASSETS, LESS LIABILITIES (0.8%)			1,000,245

NET ASSETS (100.0%)			$123,206,518

FORWARD FOREIGN CURRENCY CONTRACTS

		Settlement	Local	Current	Unrealized
Counterparty	Short Contracts	Date	Currency	Value	Gain/Loss

UBS AG	Brazilian Real	10/20/11	636,000	$402,595	$(3,476)
Bank of America N.A.	Brazilian Real	10/20/11	3,478,000	2,201,614	(39,006)
UBS AG	British Pound Sterling	10/20/11	7,193,000	11,797,111	(229,063)
UBS AG	Canadian Dollar	10/20/11	3,048,000	3,184,484	(6,832)
Northern Trust Company	Danish Krone	10/20/11	32,418,000	6,240,864	(122,586)
Citibank N.A.	European Monetary Unit	10/20/11	4,329,000	6,208,430	(115,341)
Bank of America N.A.	Hong Kong Dollar	10/20/11	9,735,000	1,249,715	118
Citibank N.A.	Japanese Yen	10/20/11	70,737,000	919,682	(24,468)
Northern Trust Company	Mexican Peso	10/20/11	22,081,000	1,867,787	(567)
Northern Trust Company	New Taiwanese Dollar	10/20/11	81,480,000	2,827,918	5,676
Northern Trust Company	Norwegian Krone	10/20/11	8,761,000	1,618,978	(55,668)
Citibank N.A.	Swedish Krona	10/20/11	9,792,000	1,549,774	(54,207)
Northern Trust Company	Swiss Franc	10/20/11	2,650,000	3,370,886	(130,374)

					$(775,794)

		Settlement	Local	Current	Unrealized
Counterparty	Long Contracts	Date	Currency	Value	Gain/Loss

Citibank N.A.	Hong Kong Dollar	10/20/11	5,172,000	$663,947	$(253)

NOTES TO SCHEDULE OF INVESTMENTS

#	Non-income producing security.
~	Security, or portion of security, is segregated as collateral (or potential collateral for future transactions) for written options. The aggregate value of such securities is $686,908.

FOREIGN CURRENCY ABBREVIATIONS

BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	European Monetary Unit
GBP	British Pound
HKD	Hong Kong Dollar
JPY	Japanese Yen
MXN	Mexican Peso
NOK	Norwegian Krone
SEK	Swedish Krona
TWD	New Taiwanese Dollar

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars. The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

See accompanying Notes to Schedule of Investments

Calamos Global Equity Fund

	JULY 31, 2011 (UNAUDITED)
CURRENCY EXPOSURE	Value	% of Total Investments

US Dollar	$72,952,743	59.7%

British Pound Sterling	13,364,025	10.9%

Danish Krone	6,373,354	5.2%

European Monetary Unit	6,150,004	5.0%

Swiss Franc	4,460,908	3.7%

Brazilian Real	3,634,680	3.0%

New Taiwanese Dollar	3,529,536	2.9%

Canadian Dollar	3,333,975	2.7%

Swedish Krona	2,453,625	2.0%

Norwegian Krone	2,335,124	1.9%

Mexican Peso	1,839,014	1.5%

Japanese Yen	961,526	0.8%

Hong Kong Dollar	817,759	0.7%

Total Investments	$122,206,273	100.0%

Currency exposure may vary over time.

See accompanying Notes to Schedule of Investments

Calamos Growth and Income Fund

 SCHEDULE OF INVESTMENTS JULY 31, 2011 (UNAUDITED)

PRINCIPAL
AMOUNT			VALUE

CONVERTIBLE BONDS (40.5%)
		Consumer Discretionary (3.3%)
13,913,000		International Game Technology 3.250%, 05/01/14	$17,026,034
20,000,000		Interpublic Group of Companies, Inc. 4.250%, 03/15/23	20,950,000
27,000,000		Liberty Media Corp. (Viacom, CBS Corp. - Class B)§ 3.250%, 03/15/31	23,355,000
31,980,000		Omnicom Group, Inc. 0.000%, 07/01/38	34,938,150
29,000,000		Priceline.com, Inc.* 1.250%, 03/15/15	53,722,500

			149,991,684

		Consumer Staples (1.4%)
43,000,000		Archer-Daniels-Midland Company 0.875%, 02/15/14	45,311,250
17,500,000		Molson Coors Brewing Company 2.500%, 07/30/13	19,271,875

			64,583,125

		Energy (2.2%)
45,000,000		Chesapeake Energy Corp. 2.500%, 05/15/37	49,837,500
18,800,000		Petrominerales, Ltd. 2.625%, 08/25/16	22,348,500
20,000,000		SESI, LLC‡ 1.500%, 12/15/26	20,975,000
4,298,700	EUR	Technip, SA 0.500%, 01/01/16	5,910,135

			99,071,135

		Financials (0.6%)
16,747,000		Leucadia National Corp. 3.750%, 04/15/14	26,711,465

		Health Care (10.1%)
9,950,000		Akorn, Inc.* 3.500%, 06/01/16	10,770,875
20,000,000		Amgen, Inc. 0.375%, 02/01/13	20,125,000
18,500,000		Endo Pharmaceuticals Holdings, Inc. 1.750%, 04/15/15	25,460,625
60,000,000		Gilead Sciences, Inc.* 1.625%, 05/01/16	70,650,000
20,000,000		Hologic, Inc.‡ 2.000%, 12/15/37	22,400,000
68,750,000		Illumina, Inc.* 0.250%, 03/15/16	68,492,187
37,500,000		Kinetic Concepts, Inc.* 3.250%, 04/15/15	53,718,750
17,500,000		Medicis Pharmaceutical Corp. 2.500%, 06/04/32	23,165,625
37,000,000		Medtronic, Inc. 1.625%, 04/15/13	37,693,750
29,845,000		Mylan, Inc. 1.250%, 03/15/12	31,635,700
23,500,000		NuVasive, Inc. 2.750%, 07/01/17	22,912,500
40,000,000		Shire, PLC 2.750%, 05/09/14	48,694,036
15,133,000		Vertex Pharmaceuticals, Inc. 3.350%, 10/01/15	19,048,664

			454,767,712

		Industrials (2.7%)
33,000,000		AGCO Corp. 1.250%, 12/15/36	42,693,750
22,500,000		Chart Industries, Inc. 2.000%, 08/01/18	22,781,250
40,700,000		Danaher Corp. 0.000%, 01/22/21	58,251,875

			123,726,875

		Information Technology (15.7%)
18,900,000	GBP	Autonomy Corp., PLC 3.250%, 03/04/15	34,777,727
39,502,000		Electronic Arts, Inc.* 0.750%, 07/15/16	39,353,868
98,780,000		EMC Corp. 1.750%, 12/01/13	165,086,075
17,000,000		Equinix, Inc. 2.500%, 04/15/12	18,020,000
34,500,000		Intel Corp. 3.250%, 08/01/39	41,055,000
2,159,000		JDS Uniphase Corp. 1.000%, 05/15/26	2,113,121
		Lam Research Corp.*
31,000,000		0.500%, 05/15/16	30,031,250
15,500,000		1.250%, 05/15/18	14,938,125
17,500,000		Linear Technology Corp. 3.000%, 05/01/27	18,243,750
19,000,000		Microsoft Corp.* 0.000%, 06/15/13	19,736,250
47,654,000		Nuance Communications, Inc. 2.750%, 08/15/27	59,865,337
36,500,000		ON Semiconductor Corp. 2.625%, 12/15/26	40,651,875
11,460,000		RightNow Technologies, Inc.* 2.500%, 11/15/30	14,898,000
5,635,000		Rovi Corp. 2.625%, 02/15/40	7,297,325
62,000,000		SanDisk Corp. 1.500%, 08/15/17	67,115,000
37,000,000		Symantec Corp. 1.000%, 06/15/13	44,261,250

See accompanying Notes to Schedule of Investments

Calamos Growth and Income Fund
 SCHEDULE OF INVESTMENTS JULY 31, 2011 (UNAUDITED)

PRINCIPAL
AMOUNT			VALUE

12,205,000		TTM Technologies, Inc. 3.250%, 05/15/15	$14,356,131
30,500,000		VeriFone Systems, Inc. 1.375%, 06/15/12	33,740,625
36,865,000		Xilinx, Inc. 2.625%, 06/15/17	45,620,438

			711,161,147

		Materials (4.5%)
14,340,000		Allegheny Technologies, Inc. 4.250%, 06/01/14	22,227,000
50,200,000		Goldcorp, Inc. 2.000%, 08/01/14	62,938,250
		Newmont Mining Corp.
33,689,000		1.250%, 07/15/14	45,059,037
28,500,000		1.625%, 07/15/17	39,401,250
25,460,000		3.000%, 02/15/12	31,665,875

			201,291,412

		TOTAL CONVERTIBLE BONDS (Cost $1,612,569,145)	1,831,304,555

SYNTHETIC CONVERTIBLE SECURITIES (11.1%)
		Sovereign Bonds (10.2%)
6,500,000	BRL	Federal Republic of Brazil 10.000%, 01/01/12	41,801,641
		Government of Canada
75,000,000	CAD	2.000%, 12/01/14	79,292,218
13,000,000	CAD	2.000%, 06/01/16	13,611,324
		Government of New Zealand
25,500,000	NZD	6.000%, 04/15/15	23,926,749
25,000,000	NZD	6.500%, 04/15/13	23,097,248
		Government of Singapore
55,000,000	SGD	1.375%, 10/01/14	47,354,904
48,043,000	SGD	2.375%, 04/01/17	43,139,151
7,249,000	SGD	1.125%, 04/01/16	6,158,875
		Kingdom of Norway
240,000,000	NOK	4.250%, 05/19/17	48,799,747
100,000,000	NOK	5.000%, 05/15/15	20,293,464
97,000,000	NOK	6.500%, 05/15/13	19,347,864
560,000,000	SEK	Kingdom of Sweden 3.000%, 07/12/16	92,252,510

		TOTAL SOVEREIGN BONDS	459,075,695

NUMBER OF
CONTRACTS			VALUE

Purchased Options (0.9%)#
		Consumer Discretionary (0.4%)
6,000		Coach, Inc. Call, 01/19/13, Strike $55.00	9,270,000
700		Priceline.com, Inc. Call, 01/19/13, Strike $465.00	9,772,000

			19,042,000

		Energy (0.1%)
6,750		Chesapeake Energy Corp. Call, 01/19/13, Strike $30.00	5,754,375

		Health Care (0.2%)
5,000		Agilent Technologies, Inc. Call, 01/19/13, Strike $50.00	2,375,000
3,970		Cerner Corp. Call, 01/19/13, Strike $60.00	5,498,450
12,300		St. Jude Medical, Inc. Call, 01/21/12, Strike $50.00	2,552,250

			10,425,700

		Information Technology (0.2%)
1,155		Apple, Inc. Call, 01/19/13, Strike $395.00	6,964,650

		TOTAL PURCHASED OPTIONS	42,186,725

		TOTAL SYNTHETIC CONVERTIBLE SECURITIES (Cost $450,779,249)	501,262,420

NUMBER OF
SHARES			VALUE

CONVERTIBLE PREFERRED STOCKS (5.7%)
		Consumer Staples (0.5%)
225,000		Bunge, Ltd. 4.875%	22,640,625

		Energy (3.1%)
1,480,000		Apache Corp. 6.000%	96,407,200
33,000		Chesapeake Energy Corp.* 5.750%	45,622,500

			142,029,700

		Financials (2.1%)
690,000		Affiliated Managers Group, Inc. 5.150%	29,583,750
270,000		MetLife, Inc. 5.000%	21,043,800
41,000		Wells Fargo & Company 7.500%	43,529,700

			94,157,250

		TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $219,530,411)	258,827,575

COMMON STOCKS (41.1%)
		Consumer Discretionary (1.7%)
350,000		Amazon.com, Inc.#~	77,882,000

See accompanying Notes to Schedule of Investments

Calamos Growth and Income Fund
 SCHEDULE OF INVESTMENTS JULY 31, 2011 (UNAUDITED)

NUMBER OF
SHARES			VALUE

		Consumer Staples (3.5%)
1,050,000		Coca-Cola Company	$71,410,500
690,000		Mead Johnson Nutrition Company	49,245,300
740,000		Wal-Mart Stores, Inc.	39,005,400

			159,661,200

		Energy (5.4%)
1,300,000		Baker Hughes, Inc.	100,594,000
560,000		Helmerich & Payne, Inc.	38,668,000
480,000		Occidental Petroleum Corp.	47,126,400
630,000		Schlumberger, Ltd.	56,933,100

			243,321,500

		Financials (2.7%)
300,000		Affiliated Managers Group, Inc.#~	31,299,000
375,000		Franklin Resources, Inc.	47,610,000
784,100		T. Rowe Price Group, Inc.	44,536,880

			123,445,880

		Health Care (4.2%)
475,000		Biogen Idec, Inc.#	48,388,250
925,000		Johnson & Johnson	59,930,750
1,014,154		Merck & Company, Inc.	34,613,076
360,000	DKK	Novo Nordisk, A/S - Class B	44,035,516

			186,967,592

		Industrials (4.7%)
765,000		Dover Corp.	46,259,550
935,000		Eaton Corp.	44,833,250
170,000	EUR	Siemens, AG	21,727,062
1,213,000		United Technologies Corp.	100,484,920

			213,304,782

		Information Technology (17.9%)
1,100,000		Accenture, PLC - Class A	65,054,000
685,000		Altera Corp.	28,002,800
3,900,000		ARM Holdings, PLC	112,281,000
1,230,000	GBP	Autonomy Corp., PLC#	33,848,245
475,000		Check Point Software Technologies, Ltd.#	27,383,750
2,750,000		Dell, Inc.#	44,660,000
3,120,000		eBay, Inc.#	102,180,000
1,417,500	TWD	HTC Corp.	42,167,027
1,575,000		Intel Corp.	35,169,750
2,880,325		Microsoft Corp.	78,920,905
3,318,600		Oracle Corp.	101,482,788
1,910,000		QUALCOMM, Inc.	104,629,800
560,000		Teradata Corp.#	30,777,600

			806,557,665

		Materials (1.0%)
925,000		Barrick Gold Corp.	44,002,250

		TOTAL COMMON STOCKS (Cost $1,442,434,822)	1,855,142,869

NUMBER OF
CONTRACTS			VALUE

PURCHASED OPTIONS (0.2%)#
		Information Technology (0.2%)
60,000		EMC Corp. Put, 01/21/12, Strike $25.00 (Cost $7,939,591)	9,360,000

NUMBER OF
SHARES			VALUE

SHORT TERM INVESTMENT (2.3%)
105,324,754		Fidelity Prime Money Market Fund - Institutional Class (Cost $105,324,754)	105,324,754

TOTAL INVESTMENTS (100.9%) (Cost $3,838,577,972)			4,561,222,173

LIABILITIES, LESS OTHER ASSETS (-0.9%)			(41,242,993)

NET ASSETS (100.0%)			$4,519,979,180

NUMBER OF
CONTRACTS			VALUE

WRITTEN OPTIONS (-0.1%)#
		Information Technology (-0.1%)
30,000		EMC Corp. Call, 01/19/13, Strike $35.00	(2,670,000)

		Materials (0.0%)
1,737		Allegheny Technologies, Inc. Call, 01/21/12, Strike $60.00	(1,085,625)

		TOTAL WRITTEN OPTIONS (Premium $4,433,545)	$(3,755,625)

FORWARD FOREIGN CURRENCY CONTRACTS

		Settlement	Local	Current	Unrealized
Counterparty	Short Contracts	Date	Currency	Value	Gain/Loss

UBS AG	Canadian Dollar	10/20/11	37,605,000	$39,288,882	$(84,296)
Northern Trust Company	Danish Krone	10/20/11	218,955,000	42,151,530	(827,960)
Citibank N.A.	European Monetary Unit	10/20/11	18,532,000	26,577,644	(493,762)
UBS AG	British Pound Sterling	10/20/11	130,571,000	214,147,173	(4,158,060)
Northern Trust Company	New Taiwanese Dollar	10/20/11	973,438,000	33,785,013	67,813

					$(5,496,265)

		Settlement	Local	Current	Unrealized
Counterparty	Long Contracts	Date	Currency	Value	Gain/Loss

Citibank N.A.	Canadian Dollar	10/20/11	23,831,000	$24,898,108	$(192,068)

See accompanying Notes to Schedule of Investments

Calamos Growth and Income Fund
 SCHEDULE OF INVESTMENTS JULY 31, 2011 (UNAUDITED)

NOTES TO SCHEDULE OF INVESTMENTS

§	Securities exchangeable or convertible into securities of one or more entities that are different than the issuer. Each entity is identified in the parenthetical.
*	Securities issued and sold pursuant to a Rule 144A transaction are excepted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements. At July 31, 2011, the value of 144A securities that could not be exchanged to the registered form is $368,215,555 or 8.1% of net assets.
‡	Variable rate or step bond security. The rate shown is the rate in effect at July 31, 2011.
#	Non-income producing security.
~	Security, or portion of security, is segregated as collateral (or potential collateral for future transactions) for written options. The aggregate value of such securities is $4,784,560.

FOREIGN CURRENCY ABBREVIATIONS

BRL	Brazilian Real
CAD	Canadian Dollar
DKK	Danish Krone
EUR	European Monetary Unit
GBP	British Pound Sterling
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
TWD	New Taiwanese Dollar

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars. The principal amount for such securities is shown in the respective foreign currency. The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

See accompanying Notes to Schedule of Investments

Calamos Global Growth and Income Fund

 SCHEDULE OF INVESTMENTS JULY 31, 2011 (UNAUDITED)

PRINCIPAL
AMOUNT			VALUE

CONVERTIBLE BONDS (42.0%)
		Consumer Discretionary (3.5%)
74,000,000	HKD	Hengdeli Holdings, Ltd. 2.500%, 10/20/15	$10,611,861
10,000,000		Liberty Media Corp. (Viacom, CBS Corp. - Class B) § 3.250%, 03/15/31	8,650,000
15,100,000		Omnicom Group, Inc. 0.000%, 07/01/38	16,496,750
13,000,000		Priceline.com, Inc.* 1.250%, 03/15/15	24,082,500

			59,841,111

		Consumer Staples (3.5%)
24,019,000		Archer-Daniels-Midland Company 0.875%, 02/15/14	25,310,021
660,000,000	JPY	Asahi Group Holdings, Ltd. 0.000%, 05/26/28	8,859,944
		Unicharm Corp.
1,220,000,000	JPY	0.000%, 09/24/15	17,344,549
640,000,000	JPY	0.000%, 09/24/13	8,874,331

			60,388,845

		Energy (5.6%)
17,000,000		Chesapeake Energy Corp. 2.500%, 05/15/37	18,827,500
39,500,000		Subsea 7, SA 2.250%, 10/11/13	49,138,233
21,350,000	EUR	Technip, SA 0.500%, 01/01/16	29,353,381

			97,319,114

		Financials (1.6%)
13,400,000		Affiliated Managers Group, Inc. 3.950%, 08/15/38	15,058,250
4,500,000	EUR	Industrivarden, AB 2.500%, 02/27/15	7,511,656
3,310,000		Leucadia National Corp. 3.750%, 04/15/14	5,279,450

			27,849,356

		Health Care (7.1%)
16,340,000		Amgen, Inc. 0.375%, 02/01/13	16,442,125
23,850,000		Gilead Sciences, Inc.* 1.625%, 05/01/16	28,083,375
17,000,000		Illumina, Inc.* 0.250%, 03/15/16	16,936,250
8,000,000		Medtronic, Inc. 1.625%, 04/15/13	8,150,000
1,270,000,000	JPY	Sawai Pharmaceutical Company, Ltd. 0.000%, 09/17/15	17,773,913
29,500,000		Shire, PLC 2.750%, 05/09/14	35,911,852

			123,297,515

		Industrials (0.6%)
6,900,000		Danaher Corp. 0.000%, 01/22/21	9,875,625

		Information Technology (12.9%)
17,750,000	GBP	Autonomy Corp., PLC 3.250%, 03/04/15	32,661,622
15,374,000		Electronic Arts, Inc.* 0.750%, 07/15/16	15,316,347
30,000,000		EMC Corp. 1.750%, 12/01/13	50,137,500
12,400,000		Intel Corp. 3.250%, 08/01/39	14,756,000
7,250,000		Linear Technology Corp. 3.000%, 05/01/27	7,558,125
14,800,000		Microsoft Corp.* 0.000%, 06/15/13	15,373,500
20,650,000		SanDisk Corp. 1.500%, 08/15/17	22,353,625
14,000,000		Symantec Corp. 1.000%, 06/15/13	16,747,500
12,000,000		TPK Holding Company, Ltd. 0.000%, 04/20/14	12,388,079
11,292,000		VeriFone Systems, Inc. 1.375%, 06/15/12	12,491,775
		Xilinx, Inc.
12,200,000		3.125%, 03/15/37	13,938,500
6,778,000		2.625%, 06/15/17	8,387,775

			222,110,348

		Materials (6.0%)
9,000,000		Anglo American, PLC 4.000%, 05/07/14	15,937,433
11,000,000		AngloGold Ashanti, Ltd. 3.500%, 05/22/14	12,751,750
32,000,000		Goldcorp, Inc. 2.000%, 08/01/14	40,120,000
		Newmont Mining Corp.
11,366,000		1.625%, 07/15/17	15,713,495
8,300,000		1.250%, 07/15/14	11,101,250
5,740,000		3.000%, 02/15/12	7,139,125

			102,763,053

		Telecommunication Services (1.2%)
18,500,000		Billion Express Investments, Ltd. 0.750%, 10/18/15	21,261,893

		TOTAL CONVERTIBLE BONDS (Cost $663,959,592)	724,706,860

See accompanying Notes to Schedule of Investments

Calamos Global Growth and Income Fund
 SCHEDULE OF INVESTMENTS JULY 31, 2011 (UNAUDITED)

PRINCIPAL
AMOUNT			VALUE

SYNTHETIC CONVERTIBLE SECURITIES (11.2%)
Sovereign Bonds (10.5%)
		Federal Republic of Brazil
1,400,000	BRL	10.000%, 01/01/12	$9,003,430
800,000	BRL	10.000%, 01/01/13	5,023,480
		Government of Canada
27,000,000	CAD	2.000%, 12/01/14	28,545,199
14,100,000	CAD	2.000%, 06/01/16	14,763,052
		Government of New Zealand
10,000,000	NZD	6.000%, 04/15/15	9,383,039
7,800,000	NZD	6.500%, 04/15/13	7,206,341
		Government of Singapore
19,800,000	SGD	1.375%, 10/01/14	17,047,765
17,628,000	SGD	2.375%, 04/01/17	15,828,673
4,404,000	SGD	1.125%, 04/01/16	3,741,714
		Kingdom of Norway
112,500,000	NOK	4.250%, 05/19/17	22,874,882
32,000,000	NOK	5.000%, 05/15/15	6,493,909
30,000,000	NOK	6.500%, 05/15/13	5,983,875
213,000,000	SEK	Kingdom of Sweden 3.000%, 07/12/16	35,088,901

		TOTAL SOVEREIGN BONDS	180,984,260

NUMBER OF
CONTRACTS			VALUE

Purchased Options (0.7%)#
		Consumer Discretionary (0.2%)
250		Priceline.com, Inc. Call, 01/19/13, Strike $465.00	3,490,000

		Energy (0.1%)
2,550		Chesapeake Energy Corp. Call, 01/19/13, Strike $30.00	2,173,875

		Health Care (0.1%)
1,900		Agilent Technologies, Inc. Call, 01/19/13, Strike $50.00	902,500

		Information Technology (0.3%)
440		Apple, Inc. Call, 01/19/13, Strike $395.00	2,653,200
4,000		Oracle Corp. Call, 01/19/13, Strike $30.00	2,010,000

			4,663,200

		TOTAL PURCHASED OPTIONS	11,229,575

		TOTAL SYNTHETIC CONVERTIBLE SECURITIES (Cost $172,633,452)	192,213,835

NUMBER OF
SHARES			VALUE

CONVERTIBLE PREFERRED STOCKS (2.9%)
		Energy (2.4%)
365,000		Apache Corp. 6.000%	23,776,100
13,300		Chesapeake Energy Corp.* 5.750%	18,387,250

			42,163,350

		Financials (0.5%)
105,000		MetLife, Inc. 5.000%	8,183,700

		TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $46,002,006)	50,347,050

COMMON STOCKS (42.1%)
		Consumer Discretionary (5.2%)
162,000	EUR	Adidas, AG	12,025,451
700,000	JPY	Nikon Corp.	16,427,877
655,620	CHF	Swatch Group, AG	61,037,644

			89,490,972

		Consumer Staples (6.2%)
535,000		Coca-Cola Company	36,385,350
342,500	EUR	Danone, SA	24,418,431
310,000	CHF	Nestlé, SA	19,747,488
200,000	JPY	Unicharm Corp.	9,030,560
315,000		Wal-Mart Stores, Inc.	16,603,650

			106,185,479

		Energy (2.0%)
235,000		Baker Hughes, Inc.	18,184,300
184,000		Schlumberger, Ltd.	16,628,080

			34,812,380

		Financials (1.7%)
82,000		Affiliated Managers Group, Inc.#	8,555,060
163,000		Franklin Resources, Inc.	20,694,480

			29,249,540

		Health Care (8.0%)
280,000		Cerner Corp.#	18,617,200
500,000		Covidien, PLC	25,395,000
252,000		Johnson & Johnson	16,327,080
550,000	DKK	Novo Nordisk, A/S - Class B	67,276,482
290,000	GBP	Shire, PLC	10,065,527

			137,681,289

		Industrials (1.4%)
190,000	EUR	Siemens, AG	24,283,187

		Information Technology (14.6%)
7,995,000	GBP	ARM Holdings, PLC	76,233,216

See accompanying Notes to Schedule of Investments

Calamos Global Growth and Income Fund
 SCHEDULE OF INVESTMENTS JULY 31, 2011 (UNAUDITED)

NUMBER OF
SHARES			VALUE

1,135,000	GBP	Autonomy Corp., PLC#	$31,233,950
490,000		Check Point Software Technologies, Ltd.#	28,248,500
1,030,000		Dell, Inc.#	16,727,200
1,060,500	TWD	HTC Corp.	31,547,183
560,000		Microsoft Corp.	15,344,000
465,000		QUALCOMM, Inc.	25,472,700
440,000	EUR	SAP, AG	27,509,749

			252,316,498

		Materials (2.0%)
715,000	CAD	Barrick Gold Corp.	34,086,818

		Telecommunication Services (1.0%)
2,400	JPY	KDDI Corp.	17,833,907

		TOTAL COMMON STOCKS (Cost $584,072,783)	725,940,070

SHORT TERM INVESTMENT (2.7%)
46,559,607		Fidelity Prime Money Market Fund - Institutional Class (Cost $46,559,607)	46,559,607

TOTAL INVESTMENTS (100.9%) (Cost $1,513,227,440)			1,739,767,422

LIABILITIES, LESS OTHER ASSETS (-0.9%)			(16,258,390)

NET ASSETS (100.0%)			$1,723,509,032

FORWARD FOREIGN CURRENCY CONTRACTS
	Short	Settlement	Local	Current	Unrealized
Counterparty	Contracts	Date	Currency	Value	Gain/Loss

UBS AG	British Pound Sterling	10/20/11	113,315,000	$185,845,915	$(3,608,539)
UBS AG	Canadian Dollar	10/20/11	32,249,000	33,693,050	(72,290)
Northern Trust Company	Danish Krone	10/20/11	325,373,000	62,638,304	(1,230,372)
Citibank N.A.	European Monetary Unit	10/20/11	65,466,000	93,887,981	(1,744,259)
Credit Suisse	European Monetary Unit	10/20/11	12,515,000	17,948,371	(227,494)
Bank of America N.A.	Hong Kong Dollar	10/20/11	152,911,000	19,629,704	1,856
Citibank N.A.	Japanese Yen	10/20/11	6,041,332,000	78,545,916	(2,089,714)
Northern Trust Company	New Taiwanese Dollar	10/20/11	910,323,000	31,594,487	63,416
Northern Trust Company	Norwegian Krone	10/20/11	154,275,000	28,509,063	(980,278)
Citibank N.A.	Swedish Krona	10/20/11	26,968,000	4,268,211	(149,292)
Northern Trust Company	Swiss Franc	10/20/11	52,417,000	66,676,118	(2,578,790)

					$(12,615,756)

		Settlement	Local	Current	Unrealized
Counterparty	Long Contracts	Date	Currency	Value	Gain/Loss

Citibank N.A.	Canadian Dollar	10/20/11	9,121,000	$9,529,421	$(84,666)
Citibank N.A.	Swiss Franc	10/20/11	8,641,000	10,991,631	445,801

					$361,135

NOTES TO SCHEDULE OF INVESTMENTS

§	Securities exchangeable or convertible into securities of one or more entities that are different than the issuer. Each entity is identified in the parenthetical.
*	Securities issued and sold pursuant to a Rule 144A transaction are excepted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements. At July 31, 2011, the value of 144A securities that could not be exchanged to the registered form is $118,179,222 or 6.9% of net assets.
#	Non-income producing security.

FOREIGN CURRENCY ABBREVIATIONS

BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	European Monetary Unit
GBP	British Pound Sterling
HKD	Hong Kong Dollar
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
TWD	New Taiwanese Dollar

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars. The principal amount for such securities is shown in the respective foreign currency. The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

See accompanying Notes to Schedule of Investments

Calamos Global Growth and Income Fund

	JULY 31, 2011 (UNAUDITED)
CURRENCY EXPOSURE	Value	% of Total Investments

US Dollar	$963,034,435	55.4%

British Pound Sterling	150,194,315	8.6%

European Monetary Unit	125,101,855	7.2%

Japanese Yen	96,145,081	5.5%

Swiss Franc	80,785,132	4.6%

Canadian Dollar	77,395,069	4.5%

Danish Krone	67,276,482	3.9%

Singapore Dollar	36,618,152	2.1%

Norwegian Krone	35,352,666	2.0%

Swedish Krona	35,088,901	2.0%

New Taiwanese Dollar	31,547,183	1.8%

New Zealand Dollar	16,589,380	1.0%

Brazilian Real	14,026,910	0.8%

Hong Kong Dollar	10,611,861	0.6%

Total Investments	$1,739,767,422	100.0%

Currency exposure may vary over time.

See accompanying Notes to Schedule of Investments

Calamos Convertible Fund

 SCHEDULE OF INVESTMENTS JULY 31, 2011 (UNAUDITED)

PRINCIPAL
AMOUNT			VALUE

CONVERTIBLE BONDS (66.0%)
		Consumer Discretionary (4.4%)
9,153,000		International Game Technology 3.250%, 05/01/14	$11,200,984
		Interpublic Group of Companies, Inc.
21,500,000		4.250%, 03/15/23	22,521,250
16,303,000		4.750%, 03/15/23	18,544,662
		Omnicom Group, Inc.
19,400,000		0.000%, 07/01/38	21,194,500
12,000,000		0.000%, 07/31/32	12,225,000
26,000,000		Priceline.com, Inc.* 1.250%, 03/15/15	48,165,000

			133,851,396

		Consumer Staples (5.2%)
60,000,000		Archer-Daniels-Midland Company 0.875%, 02/15/14	63,225,000
10,029,000		Molson Coors Brewing Company 2.500%, 07/30/13	11,044,436
15,000,000		Smithfield Foods, Inc. 4.000%, 06/30/13	17,643,750
28,000,000		Tyson Foods, Inc. - Series A 3.250%, 10/15/13	34,125,000
		Unicharm Corp.
1,200,000,000	JPY	0.000%, 09/24/13	16,639,372
1,150,000,000	JPY	0.000%, 09/24/15	16,349,370

			159,026,928

		Energy (3.4%)
24,850,000		Alpha Natural Resources, Inc. 2.375%, 04/15/15	28,763,875
40,750,000		Chesapeake Energy Corp. 2.750%, 11/15/35	47,626,562
18,000,000		Subsea 7, SA 2.250%, 10/11/13	22,392,106
3,684,600	EUR	Technip, SA 0.500%, 01/01/16	5,065,830

			103,848,373

		Financials (0.9%)
3,168,000		Affiliated Managers Group, Inc. 3.950%, 08/15/38	3,560,040
14,250,000		Leucadia National Corp. 3.750%, 04/15/14	22,728,750

			26,288,790

		Health Care (15.5%)
33,000,000		Amgen, Inc. 0.375%, 02/01/13	33,206,250
22,500,000		Endo Pharmaceuticals Holdings, Inc. 1.750%, 04/15/15	30,965,625
80,000,000		Gilead Sciences, Inc.* 1.625%, 05/01/16	94,200,000
37,500,000		Hologic, Inc. 2.000%, 12/15/37	42,000,000
48,000,000		Illumina, Inc.* 0.250%, 03/15/16	47,820,000
28,068,000		Life Technologies Corp. 1.500%, 02/15/24	29,927,505
28,000,000		LifePoint Hospitals, Inc. 3.500%, 05/15/14	29,505,000
30,000,000		Medtronic, Inc. 1.625%, 04/15/13	30,562,500
44,000,000		Mylan, Inc. 1.250%, 03/15/12	46,640,000
44,000,000		Shire, PLC 2.750%, 05/09/14	53,563,440
10,929,000		Vertex Pharmaceuticals, Inc. 3.350%, 10/01/15	13,756,879
16,000,000		Volcano Corp. 2.875%, 09/01/15	20,260,000

			472,407,199

		Industrials (5.5%)
4,500,000		3M Company‡ 0.000%, 11/21/32	4,235,625
26,000,000		Danaher Corp. 0.000%, 01/22/21	37,212,500
23,628,000		EnerSys‡ 3.375%, 06/01/38	25,872,660
27,000,000		General Cable Corp. 0.875%, 11/15/13	28,451,250
45,100,000		Stanley Black & Decker, Inc.‡ 0.000%, 05/17/12	49,892,146
24,000,000		Trinity Industries, Inc. 3.875%, 06/01/36	23,880,000

			169,544,181

		Information Technology (25.9%)
26,150,000		Anixter International, Inc. 1.000%, 02/15/13	30,268,625
20,000,000	GBP	Autonomy Corp., PLC 3.250%, 03/04/15	36,801,827
35,900,000		CACI International, Inc. 2.125%, 05/01/14	43,528,750
26,357,000		Electronic Arts, Inc.* 0.750%, 07/15/16	26,258,161
72,500,000		EMC Corp. 1.750%, 12/01/13	121,165,625
12,000,000		Equinix, Inc. 2.500%, 04/15/12	12,720,000
78,000,000		Intel Corp. 3.250%, 08/01/39	92,820,000
		Lam Research Corp.*
23,000,000		0.500%, 05/15/16	22,281,250
11,500,000		1.250%, 05/15/18	11,083,125
32,000,000		Linear Technology Corp. 3.000%, 05/01/27	33,360,000
42,429,000		Microsoft Corp.* 0.000%, 06/15/13	44,073,124

See accompanying Notes to Schedule of Investments

Calamos Convertible Fund
 SCHEDULE OF INVESTMENTS JULY 31, 2011 (UNAUDITED)

PRINCIPAL
AMOUNT			VALUE

24,305,000		ON Semiconductor Corp. 2.625%, 12/15/26	$27,069,694
6,612,000		Rovi Corp. 2.625%, 02/15/40	8,562,540
		SanDisk Corp.
75,000,000		1.500%, 08/15/17	81,187,500
37,000,000		1.000%, 05/15/13	35,936,250
68,697,000		Symantec Corp. 1.000%, 06/15/13	82,178,786
6,745,000		SYNNEX Corp. 4.000%, 05/15/18	7,697,731
		Xilinx, Inc.
48,803,000		2.625%, 06/15/17	60,393,713
13,250,000		3.125%, 03/15/37	15,138,125

			792,524,826

		Materials (4.0%)
27,500,000		AngloGold Ashanti, Ltd. 3.500%, 05/22/14	31,879,375
14,067,000		Goldcorp, Inc. 2.000%, 08/01/14	17,636,501
		Newmont Mining Corp.
24,750,000		1.250%, 07/15/14	33,103,125
22,000,000		3.000%, 02/15/12	27,362,500
9,100,000		1.625%, 07/15/17	12,580,750

			122,562,251

		Telecommunication Services (1.2%)
32,000,000		Billion Express Investments, Ltd. 0.750%, 10/18/15	36,777,328

		TOTAL CONVERTIBLE BONDS (Cost $1,860,516,440)	2,016,831,272

SYNTHETIC CONVERTIBLE SECURITIES (13.0%)
Sovereign Bonds (10.9%)
68,000,000	CAD	Government of Canada 2.000%, 12/01/14	71,891,611
		Government of New Zealand
22,000,000	NZD	6.000%, 04/15/15	20,642,685
19,000,000	NZD	6.500%, 04/15/13	17,553,908
		Government of Singapore
44,000,000	SGD	2.375%, 04/01/17	39,508,828
42,000,000	SGD	1.375%, 10/01/14	36,161,927
		Kingdom of Norway
130,000,000	NOK	4.250%, 05/19/17	26,433,197
120,000,000	NOK	6.500%, 05/15/13	23,935,501
115,000,000	NOK	5.000%, 05/15/15	23,337,484
450,000,000	SEK	Kingdom of Sweden 3.000%, 07/12/16	74,131,481

		TOTAL SOVEREIGN BONDS	333,596,622

NUMBER OF
CONTRACTS			VALUE

Purchased Options (2.1%)#
		Consumer Discretionary (0.3%)
1,300		Amazon.com, Inc. Call, 01/19/13, Strike $215.00	5,687,500
3,000		Coach, Inc. Call, 01/19/13, Strike $55.00	4,635,000

			10,322,500

		Energy (0.3%)
3,955		Baker Hughes, Inc. Call, 01/19/13, Strike $65.00	8,058,312

		Financials (0.2%)
4,275		Franklin Resources, Inc. Call, 01/21/12, Strike $125.00	4,980,375

		Health Care (0.3%)
4,975		Agilent Technologies, Inc. Call, 01/19/13, Strike $50.00	2,363,125
9,800		St. Jude Medical, Inc. Call, 01/21/12, Strike $50.00	2,033,500
5,800		Zimmer Holdings, Inc. Call, 01/19/13, Strike $65.00	3,683,000

			8,079,625

		Information Technology (0.9%)
700		Apple, Inc. Call, 01/19/13, Strike $320.00	7,173,250
5,850		Check Point Software Technologies, Ltd. Call, 01/19/13, Strike $55.00	5,499,000
13,000		Dell, Inc. Call, 01/19/13, Strike $15.00	4,420,000
9,000		Oracle Corp. Call, 01/19/13, Strike $30.00	4,522,500
16,500		Symantec Corp. Call, 01/19/13, Strike $17.50	6,311,250

			27,926,000

		Materials (0.1%)
6,700		Barrick Gold Corp. Call, 01/19/13, Strike $50.00	4,271,250

		TOTAL PURCHASED OPTIONS	63,638,062

		TOTAL SYNTHETIC CONVERTIBLE SECURITIES (Cost $358,890,801)	397,234,684

NUMBER OF
SHARES			VALUE

CONVERTIBLE PREFERRED STOCKS (5.7%)
		Consumer Staples (1.2%)
375,000		Bunge, Ltd. 4.875%	37,734,375

		Energy (2.8%)
985,000		Apache Corp. 6.000%	64,162,900

See accompanying Notes to Schedule of Investments

Calamos Convertible Fund
 SCHEDULE OF INVESTMENTS JULY 31, 2011 (UNAUDITED)

NUMBER OF
SHARES			VALUE

16,000		Chesapeake Energy Corp.* 5.750%	$22,120,000

			86,282,900

		Financials (1.2%)
425,000		Affiliated Managers Group, Inc. 5.150%	18,221,875
215,000		MetLife, Inc. 5.000%	16,757,100

			34,978,975

		Utilities (0.5%)
275,000		NextEra Energy, Inc. 7.000%	14,025,000

		TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $146,627,263)	173,021,250

COMMON STOCKS (13.7%)
		Consumer Discretionary (1.6%)
90,000		Amazon.com, Inc.#	20,026,800
300,000	CHF	Swatch Group, AG	27,929,736

			47,956,536

		Energy (2.3%)
500,000		Helmerich & Payne, Inc.	34,525,000
350,000		Occidental Petroleum Corp.	34,363,000

			68,888,000

		Financials (1.1%)
320,000		Affiliated Managers Group, Inc.#	33,385,600

		Health Care (3.1%)
290,000		C.R. Bard, Inc.	28,617,200
625,000		Covidien, PLC	31,743,750
280,000	DKK	Novo Nordisk, A/S - Class B	34,249,845

			94,610,795

		Industrials (2.4%)
680,000		Eaton Corp.	32,606,000
175,000	EUR	Siemens, AG	22,366,093
225,000		United Technologies Corp.	18,639,000

			73,611,093

		Information Technology (3.2%)
675,000	GBP	Autonomy Corp., PLC#	18,575,257
1,250,000		Microsoft Corp.	34,250,000
850,000		QUALCOMM, Inc.	46,563,000

			99,388,257

		TOTAL COMMON STOCKS (Cost $334,198,975)	417,840,281

SHORT TERM INVESTMENT (0.6%)
18,716,501		Fidelity Prime Money Market Fund - Institutional Class (Cost $18,716,501)	18,716,501

TOTAL INVESTMENTS (99.0%) (Cost $2,718,949,980)			3,023,643,988

OTHER ASSETS, LESS LIABILITIES (1.0%)			31,860,270

NET ASSETS (100.0%)			$3,055,504,258

NUMBER OF
CONTRACTS			VALUE

WRITTEN OPTIONS (0.0%)#
		Energy (0.0%)
1,000		Alpha Natural Resources, Inc. Call, 01/21/12, Strike $60.00 (Premium $201,945)	(86,000)

FORWARD FOREIGN CURRENCY CONTRACTS
	Short	Settlement	Local	Current	Unrealized
Counterparty	Contracts	Date	Currency	Value	Gain/Loss

UBS AG	British Pound Sterling	10/20/11	56,602,000	$92,831,933	$(1,802,502)
Northern Trust Company	Danish Krone	10/20/11	171,683,000	33,051,089	(649,205)
Citibank N.A.	European Monetary Unit	10/20/11	29,533,000	42,354,715	(786,869)
Bank of America N.A.	Hong Kong Dollar	10/20/11	164,303,000	21,092,133	1,994
Citibank N.A.	Japanese Yen	10/20/11	1,827,937,000	23,765,783	(632,289)
Credit Suisse	Japanese Yen	10/20/11	416,893,000	5,420,202	(130,179)
Northern Trust Company	Norwegian Krone	10/20/11	69,280,000	12,802,514	(440,212)
Northern Trust Company	Swiss Franc	10/20/11	14,128,000	17,971,273	(695,064)

					$(5,134,326)

NOTES TO SCHEDULE OF INVESTMENTS

*	Securities issued and sold pursuant to a Rule 144A transaction are excepted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements. At July 31, 2011, the value of 144A securities that could not be exchanged to the registered form is $316,000,660 or 10.3% of net assets.
‡	Variable rate or step bond security. The rate shown is the rate in effect at July 31, 2011.
#	Non-income producing security.

See accompanying Notes to Schedule of Investments

Calamos Convertible Fund
 SCHEDULE OF INVESTMENTS JULY 31, 2011 (UNAUDITED)

FOREIGN CURRENCY ABBREVIATIONS

CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	European Monetary Unit
GBP	British Pound Sterling
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars. The principal amount for such securities is shown in the respective foreign currency. The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

See accompanying Notes to Schedule of Investments

Calamos Total Return Bond Fund

 SCHEDULE OF INVESTMENTS JULY 31, 2011 (UNAUDITED)

PRINCIPAL
AMOUNT			VALUE

CORPORATE BONDS (46.5%)
		Consumer Discretionary (3.2%)
1,000,000		DIRECTV Financing Company, Inc. 4.750%, 10/01/14	$1,103,381
1,000,000		DIRECTV Holdings, LLC 3.550%, 03/15/15	1,062,333
1,500,000		Hasbro, Inc. 6.125%, 05/15/14	1,669,887
250,000		J.C. Penney Company, Inc. 9.000%, 08/01/12	268,750
500,000		NetFlix, Inc. 8.500%, 11/15/17	567,500
500,000		Time Warner, Inc. 3.150%, 07/15/15	524,783
1,500,000		Walt Disney Company 6.375%, 03/01/12	1,551,933

			6,748,567

		Consumer Staples (3.7%)
1,000,000		Altria Group, Inc. 9.250%, 08/06/19	1,336,553
1,000,000		Anheuser-Busch InBev, NV 3.000%, 10/15/12	1,026,989
1,000,000		Archer-Daniels-Midland Company‡ 0.422%, 08/13/12	1,002,066
2,000,000		Coca-Cola Company 3.625%, 03/15/14	2,142,500
1,000,000		Kellogg Company 4.450%, 05/30/16	1,111,496
1,000,000		Philip Morris International, Inc. 6.875%, 03/17/14	1,151,591

			7,771,195

		Energy (4.5%)
1,000,000		Alpha Natural Resources, Inc. 6.000%, 06/01/19	1,036,250
1,000,000		ConocoPhillips 5.750%, 02/01/19	1,176,886
814,000		Frontier Oil Corp. 6.875%, 11/15/18	873,015
1,000,000		Hess Corp. 8.125%, 02/15/19	1,299,458
1,000,000		Noble Holding International, Ltd. 3.450%, 08/01/15	1,056,860
1,000,000		Pride International, Inc. 8.500%, 06/15/19	1,293,393
1,000,000		Rowan Companies, Inc. 7.875%, 08/01/19	1,222,409
1,000,000		SESI, LLC* 6.375%, 05/01/19	1,010,000
500,000		Tennessee Gas Pipeline Company 8.000%, 02/01/16	613,052

			9,581,323

		Financials (6.6%)
1,000,000		Aon Corp. 5.000%, 09/30/20	1,061,967
1,500,000		Berkshire Hathaway Finance Corp. 5.000%, 08/15/13	1,623,981
1,000,000		BlackRock, Inc. 3.500%, 12/10/14	1,068,026
13,000,000	CNY	Caterpillar, Inc. 2.000%, 12/01/12	2,042,292
250,000		CME Group Index Services, LLC* 4.400%, 03/15/18	268,433
1,000,000		CME Group, Inc. 5.750%, 02/15/14	1,115,455
1,000,000		Franklin Resources, Inc. 3.125%, 05/20/15	1,050,926
1,500,000		JPMorgan Chase & Company‡ 1.053%, 01/24/14	1,498,704
2,000,000		MetLife, Inc.‡* 0.996%, 01/10/14	2,001,146
1,000,000		Prudential Financial, Inc. 4.750%, 09/17/15	1,089,100
1,000,000		US Bancorp 4.200%, 05/15/14	1,082,867

			13,902,897

		Health Care (4.0%)
1,500,000		Biogen Idec, Inc. 6.000%, 03/01/13	1,602,913
1,000,000		Medtronic, Inc. 2.625%, 03/15/16	1,033,503
500,000		Mylan, Inc.* 7.625%, 07/15/17	551,250
1,000,000		Quest Diagnostics, Inc.‡ 1.096%, 03/24/14	1,008,175
2,000,000		St. Jude Medical, Inc. 3.750%, 07/15/14	2,140,602
1,500,000		Teva Pharmaceutical Industries, Ltd. 3.000%, 06/15/15	1,572,486
500,000		Thermo Fisher Scientific, Inc. 2.050%, 02/21/14	515,039

			8,423,968

		Industrials (7.1%)
2,000,000		Danaher Corp. 1.300%, 06/23/14	2,024,190
1,500,000		Eaton Corp. 5.750%, 07/15/12	1,572,147
1,500,000		Emerson Electric Company 4.125%, 04/15/15	1,652,709
1,500,000		Goodrich Corp. 6.125%, 03/01/19	1,745,085
1,000,000		ITT Corp. 6.125%, 05/01/19	1,208,480
1,500,000		Joy Global, Inc. 6.000%, 11/15/16	1,717,251

See accompanying Notes to Schedule of Investments

Calamos Total Return Bond Fund
 SCHEDULE OF INVESTMENTS JULY 31, 2011 (UNAUDITED)

PRINCIPAL
AMOUNT			VALUE

1,000,000		Northrop Grumman Corp. 3.700%, 08/01/14	$1,067,716
1,495,000		Parker-Hannifin Corp. 5.500%, 05/15/18	1,735,726
500,000		Tyco International, Ltd. 8.500%, 01/15/19	649,783
1,500,000		United Parcel Service, Inc. 3.875%, 04/01/14	1,626,370

			14,999,457

		Information Technology (14.1%)
1,000,000		Adobe Systems, Inc. 3.250%, 02/01/15	1,055,167
		Agilent Technologies, Inc.
1,500,000		5.500%, 09/14/15	1,686,529
500,000		6.500%, 11/01/17	590,737
500,000		2.500%, 07/15/13	509,882
1,000,000		Amkor Technology, Inc.* 6.625%, 06/01/21	990,000
2,000,000		Amphenol Corp. 4.750%, 11/15/14	2,192,938
1,500,000		Analog Devices, Inc. 3.000%, 04/15/16	1,563,916
		Brocade Communications Systems, Inc.
500,000		6.625%, 01/15/18	532,500
100,000		6.875%, 01/15/20	109,125
1,000,000		CA, Inc. 5.375%, 12/01/19	1,092,892
1,000,000		Cisco Systems, Inc.‡ 0.499%, 03/14/14	1,003,969
2,000,000		eBay, Inc. 3.250%, 10/15/20	1,938,192
2,000,000		Google, Inc. 1.250%, 05/19/14	2,031,776
2,000,000		Hewlett-Packard Company 2.125%, 09/13/15	2,032,482
1,050,000		International Business Machines Corp. 2.100%, 05/06/13	1,077,836
1,000,000		Jabil Circuit, Inc. 7.750%, 07/15/16	1,125,000
1,500,000		Juniper Networks, Inc. 3.100%, 03/15/16	1,554,717
		Lexmark International, Inc.
1,500,000		6.650%, 06/01/18	1,672,920
500,000		5.900%, 06/01/13	534,074
1,500,000		National Semiconductor Corp. 3.950%, 04/15/15	1,615,297
1,500,000		Oracle Corp. 3.750%, 07/08/14	1,624,497
2,000,000		Symantec Corp. 2.750%, 09/15/15	2,022,310
		Xerox Corp.
1,000,000		4.250%, 02/15/15	1,077,695
250,000		1.081%, 05/16/14‡	251,721

			29,886,172

		Materials (3.3%)
1,000,000		Allegheny Technologies, Inc. 9.375%, 06/01/19	1,300,980
1,000,000		Anglo American, PLC* 9.375%, 04/08/14	1,199,800
1,000,000		Barrick Gold Corp. 6.950%, 04/01/19	1,227,155
1,500,000		Newmont Mining Corp. 5.125%, 10/01/19	1,653,978
1,500,000		Potash Corp. of Saskatchewan, Inc. 3.250%, 12/01/17	1,555,361

			6,937,274

		TOTAL CORPORATE BONDS (Cost $91,877,169)	98,250,853

CONVERTIBLE BONDS (6.3%)
		Consumer Staples (0.8%)
1,600,000		Archer-Daniels-Midland Company 0.875%, 02/15/14	1,686,000

		Energy (0.9%)
1,600,000		Chesapeake Energy Corp. 2.750%, 11/15/35	1,870,000

		Health Care (0.7%)
1,600,000		Illumina, Inc.* 0.250%, 03/15/16	1,594,000

		Industrials (1.2%)
1,400,000		Stanley Black & Decker, Inc.‡ 0.000%, 05/17/12	1,548,758
1,000,000		Trinity Industries, Inc. 3.875%, 06/01/36	995,000

			2,543,758

		Information Technology (2.7%)
1,500,000		Anixter International, Inc. 1.000%, 02/15/13	1,736,250
1,850,000		Symantec Corp. 1.000%, 06/15/13	2,213,063
1,400,000		Xilinx, Inc. 2.625%, 06/15/17	1,732,500

			5,681,813

		TOTAL CONVERTIBLE BONDS (Cost $13,607,196)	13,375,571

SOVEREIGN BONDS (22.4%)
200,000	BRL	Federal Republic of Brazil 10.000%, 01/01/12	1,286,204
8,150,000	CAD	Government of Canada 3.000%, 06/01/14	8,863,791
11,350,000	NZD	Government of New Zealand 6.000%, 04/15/15	10,649,749
10,000,000	SGD	Government of Singapore 2.375%, 04/01/17	8,979,279

See accompanying Notes to Schedule of Investments

Calamos Total Return Bond Fund
 SCHEDULE OF INVESTMENTS JULY 31, 2011 (UNAUDITED)

PRINCIPAL
AMOUNT			VALUE

45,000,000	NOK	Kingdom of Norway 4.250%, 05/19/17	$9,149,953
50,800,000	SEK	Kingdom of Sweden 3.000%, 07/12/16	8,368,621

		TOTAL SOVEREIGN BONDS (Cost $40,935,386)	47,297,597

U.S. GOVERNMENT AND AGENCY SECURITIES (13.9%)
		United States Treasury Note
10,000,000		0.750%, 11/30/11	10,020,310
9,000,000		1.000%, 12/31/11	9,031,293
7,000,000		1.875%, 06/15/12	7,098,987
3,000,000		2.625%, 07/31/14	3,184,218

		TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES (Cost $29,074,520)	29,334,808

RESIDENTIAL MORTGAGE BACKED SECURITIES (4.7%)
		Federal National Mortgage Association
3,169,744		6.000%, 06/01/37	3,516,169
1,676,912		5.500%, 06/01/37	1,821,209
1,505,172		5.642%, 11/01/37‡	1,609,776
841,680		6.500%, 03/01/38	940,541
840,176		6.000%, 05/01/37	932,000
500,066		6.500%, 06/01/36	562,135
458,228		4.637%, 05/01/38‡	490,136

		TOTAL RESIDENTIAL MORTGAGE BACKED SECURITIES (Cost $9,115,000)	9,871,966

NUMBER OF
SHARES			VALUE

SHORT TERM INVESTMENT (3.9%)
8,228,273		Fidelity Prime Money Market Fund - Institutional Class (Cost $8,228,273)	8,228,273

TOTAL INVESTMENTS (97.7%) (Cost $192,837,544)			206,359,068

OTHER ASSETS, LESS LIABILITIES (2.3%)			4,920,022

NET ASSETS (100.0%)			$211,279,090

NOTES TO SCHEDULE OF INVESTMENTS

‡	Variable rate or step bond security. The rate shown is the rate in effect at July 31, 2011.
*	Securities issued and sold pursuant to a Rule 144A transaction are excepted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements. At July 31, 2011, the value of 144A securities that could not be exchanged to the registered form is $5,614,629 or 2.7% of net assets.

FOREIGN CURRENCY ABBREVIATIONS

BRL	Brazilian Real
CAD	Canadian Dollar
CNY	Yuan Renminbi
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars. The principal amount for such securities is shown in the respective foreign currency.

See accompanying Notes to Schedule of Investments

Calamos High Yield Fund

 SCHEDULE OF INVESTMENTS JULY 31, 2011 (UNAUDITED)

PRINCIPAL
AMOUNT			VALUE

CORPORATE BONDS (81.8%)
		Consumer Discretionary (14.4%)
3,000,000		American Axle & Manufacturing, Inc. 7.875%, 03/01/17	$3,078,750
691,000		Dana Holding Corp. 6.750%, 02/15/21	705,684
2,775,000		DISH Network Corp. 7.875%, 09/01/19	3,062,906
3,000,000		Exide Technologies* 8.625%, 02/01/18	3,075,000
4,041,000		Goodyear Tire & Rubber Company~ 8.250%, 08/15/20	4,455,202
3,000,000		Hanesbrands, Inc. 8.000%, 12/15/16	3,311,250
3,000,000		Jaguar Land Rover, PLC* 7.750%, 05/15/18	3,060,000
3,300,000		Liberty Media Corp. 8.250%, 02/01/30	3,258,750
878,000		Limited Brands, Inc. 6.625%, 04/01/21	913,120
3,353,000		Perry Ellis International, Inc. 7.875%, 04/01/19	3,503,885
		Royal Caribbean Cruises, Ltd.
2,750,000		7.500%, 10/15/27	2,791,250
1,000,000		7.250%, 03/15/18~	1,070,000
		Service Corp. International
1,370,000		7.000%, 05/15/19	1,469,325
1,130,000		8.000%, 11/15/21	1,254,300
3,720,000		Wynn Las Vegas, LLC 7.750%, 08/15/20	4,129,200

			39,138,622

		Consumer Staples (2.8%)
1,921,000		Darling International, Inc. 8.500%, 12/15/18	2,125,106
2,500,000		Dean Foods Company* 9.750%, 12/15/18	2,687,500
150,000		Elizabeth Arden, Inc. 7.375%, 03/15/21	156,750
2,131,000		JBS USA, LLC* 7.250%, 06/01/21	2,115,017
542,000		Reynolds American, Inc. 7.250%, 06/15/37	604,106

			7,688,479

		Energy (14.9%)
8,500,000	NOK	Aker Solutions, ASA 8.700%, 06/26/14	1,701,230
2,047,000		Basic Energy Services, Inc.* 7.750%, 02/15/19	2,103,293
2,666,000		Brigham Exploration Company 8.750%, 10/01/18	3,012,580
5,450,000		Calfrac Holdings, LP* 7.500%, 12/01/20	5,627,125
3,000,000		Carrizo Oil & Gas, Inc. 8.625%, 10/15/18	3,210,000
2,920,000		Concho Resources, Inc. 8.625%, 10/01/17	3,226,600
1,303,000		Frontier Oil Corp. 6.875%, 11/15/18	1,397,468
3,245,000		HollyFrontier Corp. 9.875%, 06/15/17	3,658,737
3,000,000		SESI, LLC* 6.375%, 05/01/19	3,030,000
		Swift Energy Company
2,875,000		7.125%, 06/01/17	2,975,625
2,660,000		8.875%, 01/15/20	2,912,700
1,530,000		Trinidad Drilling, Ltd.* 7.875%, 01/15/19	1,614,150
150,000		Unit Corp. 6.625%, 05/15/21	152,250
4,150,000		W & T Offshore, Inc.* 8.500%, 06/15/19	4,321,187
1,430,000		Whiting Petroleum Corp. 6.500%, 10/01/18	1,480,050

			40,422,995

		Financials (4.1%)
2,134,000		AON Corp. 8.205%, 01/01/27	2,464,770
3,000,000		Janus Capital Group, Inc. 6.700%, 06/15/17	3,327,438
2,800,000		Nuveen Investments, Inc. 10.500%, 11/15/15	2,933,000
		OMEGA Healthcare Investors, Inc.
1,790,000		7.500%, 02/15/20	1,922,012
425,000		6.750%, 10/15/22	434,563

			11,081,783

		Health Care (8.7%)
1,765,000		Bio-Rad Laboratories, Inc. 8.000%, 09/15/16	1,983,419
5,154,000		DaVita, Inc. 6.625%, 11/01/20	5,282,850
3,000,000		Endo Pharmaceuticals Holdings, Inc.* 7.000%, 12/15/20	3,142,500
3,000,000		Giant Funding Corp.* 8.250%, 02/01/18	3,172,500
1,500,000		HealthSouth Corp. 7.250%, 10/01/18	1,578,750
		Mylan, Inc.*
700,000		7.875%, 07/15/20	780,500
690,000		7.625%, 07/15/17	760,725
2,383,000		Teleflex, Inc. 6.875%, 06/01/19	2,466,405
1,600,000		Valeant Pharmaceuticals International, Inc.* 7.250%, 07/15/22	1,548,000
3,000,000		Warner Chilcott Company, LLC* 7.750%, 09/15/18	3,045,000

			23,760,649

See accompanying Notes to Schedule of Investments

Calamos High Yield Fund
 SCHEDULE OF INVESTMENTS JULY 31, 2011 (UNAUDITED)

PRINCIPAL
AMOUNT			VALUE

		Industrials (11.5%)
4,000,000		Abengoa, SA* 8.875%, 11/01/17	$4,040,000
		Belden, Inc.
2,050,000		7.000%, 03/15/17	2,111,500
275,000		9.250%, 06/15/19	306,281
2,266,000		Boart Longyear Management Pty., Ltd.* 7.000%, 04/01/21	2,339,645
1,125,000		Clean Harbors, Inc. 7.625%, 08/15/16	1,200,938
2,900,000		Deluxe Corp.* 7.000%, 03/15/19	2,900,000
2,070,000		Dycom Investments, Inc. 7.125%, 01/15/21	2,121,750
3,194,000		GeoEye, Inc. 8.625%, 10/01/16	3,433,550
1,508,000		Interline Brands, Inc. 7.000%, 11/15/18	1,549,470
1,970,000		Oshkosh Corp. 8.500%, 03/01/20	2,152,225
800,000		Terex Corp. 8.000%, 11/15/17	819,000
3,135,000		Titan International, Inc.* 7.875%, 10/01/17	3,354,450
3,050,000		Triumph Group, Inc. 8.000%, 11/15/17	3,278,750
1,608,000		Tutor Perini Corp. 7.625%, 11/01/18	1,555,740

			31,163,299

		Information Technology (15.7%)
		Advanced Micro Devices, Inc.
3,250,000		7.750%, 08/01/20	3,436,875
1,140,000		8.125%, 12/15/17	1,216,950
2,400,000		Amkor Technology, Inc. 7.375%, 05/01/18	2,478,000
800,000		Anixter International, Inc. 5.950%, 03/01/15	819,000
2,520,000		Audatex North America, Inc.* 6.750%, 06/15/18	2,601,900
3,000,000		EH Holding Corp.* 7.625%, 06/15/21	3,105,000
		Equinix, Inc.
3,000,000		7.000%, 07/15/21	3,127,500
1,020,000		8.125%, 03/01/18	1,127,100
305,000		Hynix Semiconductor, Inc.* 7.875%, 06/27/17	325,191
2,800,000		iGATE Corp.* 9.000%, 05/01/16	2,814,000
4,280,000		Jabil Circuit, Inc. 8.250%, 03/15/18	4,932,700
5,256,000		MEMC Electronic Materials, Inc.* 7.750%, 04/01/19	5,045,760
2,975,000		Sanmina-SCI Corp.* 7.000%, 05/15/19	2,908,062
5,800,000		Seagate Technology* 6.875%, 05/01/20	5,843,500
2,725,000		ViaSat, Inc. 8.875%, 09/15/16	2,874,875

			42,656,413

		Materials (4.5%)
500,000		Allegheny Ludlum Corp. 6.950%, 12/15/25	569,814
1,493,000		Boise Cascade Holdings, LLC 7.125%, 10/15/14	1,489,267
1,300,000		Clearwater Paper Corp. 7.125%, 11/01/18	1,363,375
3,700,000		Greif, Inc. 7.750%, 08/01/19	4,060,750
2,760,000		Silgan Holdings, Inc. 7.250%, 08/15/16	2,960,100
500,000		Steel Dynamics, Inc. 7.625%, 03/15/20	538,750
		Union Carbide Corp.
645,000		7.875%, 04/01/23	761,100
350,000		7.500%, 06/01/25	408,646

			12,151,802

		Telecommunication Services (5.2%)
2,850,000		Frontier Communications Corp. 8.250%, 04/15/17	3,142,125
4,386,000		MetroPCS Wireless, Inc. 7.875%, 09/01/18	4,687,538
3,000,000		Qwest Communications International, Inc. 7.750%, 02/15/31	3,090,000
3,000,000		Windstream Corp. 7.750%, 10/15/20	3,195,000

			14,114,663

		TOTAL CORPORATE BONDS (Cost $212,777,263)	222,178,705

CONVERTIBLE BONDS (2.3%)
		Materials (2.3%)
2,900,000		AngloGold Ashanti, Ltd. 3.500%, 05/22/14	3,361,825
2,370,000		Newmont Mining Corp. 3.000%, 02/15/12	2,947,688

		TOTAL CONVERTIBLE BONDS (Cost $6,133,056)	6,309,513

SOVEREIGN BONDS (1.5%)
		Federal Republic of Brazil
500,000	BRL	10.000%, 01/01/12	3,215,511
130,000	BRL	10.000%, 01/01/13	816,315

		TOTAL SOVEREIGN BONDS (Cost $3,632,940)	4,031,826

See accompanying Notes to Schedule of Investments

Calamos High Yield Fund
 SCHEDULE OF INVESTMENTS JULY 31, 2011 (UNAUDITED)

NUMBER OF
SHARES		VALUE

CONVERTIBLE PREFERRED STOCKS (8.9%)
	Consumer Staples (1.0%)
27,971	Bunge, Ltd. 4.875%	$2,814,582

	Energy (2.7%)
65,000	Apache Corp. 6.000%	4,234,100
2,250	Chesapeake Energy Corp.* 5.750%	3,110,625

		7,344,725

	Financials (4.6%)
160,000	Affiliated Managers Group, Inc. 5.150%	6,860,000
34,000	MetLife, Inc. 5.000%	2,649,960
2,850	Wells Fargo & Company 7.500%	3,025,845

		12,535,805

	Utilities (0.6%)
30,000	NextEra Energy, Inc. 7.000%	1,530,000

	TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $18,855,869)	24,225,112

NUMBER OF
UNITS		VALUE

STRUCTURED EQUITY-LINKED SECURITIES (2.1%)+*
	Energy (0.6%)
20,700	Credit Suisse Group (Baker Hughes, Inc.) 8.000%, 01/31/12	1,482,327

	Health Care (0.5%)
15,200	Deutsche Bank, AG (Biogen Idec, Inc.) 8.000%, 12/13/11	1,460,872

	Information Technology (1.0%)
53,200	Barclays Capital, Inc. (EMC Corp.) 8.000%, 12/23/11	1,415,120
34,500	Credit Suisse Group (Autodesk, Inc.) 8.000%, 01/31/12	1,315,140

		2,730,260

	TOTAL STRUCTURED EQUITY-LINKED SECURITIES (Cost $5,851,954)	5,673,459

NUMBER OF
SHARES		VALUE

SHORT TERM INVESTMENT (3.4%)
9,351,934	Fidelity Prime Money Market Fund- Institutional Class (Cost $9,351,934)	9,351,934

	TOTAL INVESTMENTS (100.0%) (Cost $256,603,016)	271,770,549

LIABILITIES, LESS OTHER ASSETS (0.0%)		(24,948)

NET ASSETS (100.0%)		$271,745,601

NOTES TO SCHEDULE OF INVESTMENTS

*	Securities issued and sold pursuant to a Rule 144A transaction are excepted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements. At July 31, 2011, the value of 144A securities that could not be exchanged to the registered form is $36,504,399 or 13.4% of net assets.
~	Security, or portion of security, is segregated as collateral (or potential collateral for future transactions) for written options. The aggregate value of such securities is $1,081,025.
+	Structured equity-linked securities are designed to simulate the characteristics of the equity security in the parenthetical.

FOREIGN CURRENCY ABBREVIATIONS

BRL	Brazilian Real
NOK	Norwegian Krone

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars. The principal amount for such securities is shown in the respective foreign currency.

See accompanying Notes to Schedule of Investments

Calamos Market Neutral Income Fund

 SCHEDULE OF INVESTMENTS JULY 31, 2011 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE

CONVERTIBLE BONDS (24.4%)
	Consumer Discretionary (2.4%)
10,100,000	Coinstar, Inc. 4.000%, 09/01/14	$14,253,625
3,600,000	D.R. Horton, Inc. 2.000%, 05/15/14	4,063,500
8,000,000	Gaylord Entertainment Company* 3.750%, 10/01/14	10,080,000
8,000,000	Iconix Brand Group, Inc.* 2.500%, 06/01/16	8,340,000
3,000,000	JAKKS Pacific, Inc.* 4.500%, 11/01/14	3,915,000
4,500,000	MGM Resorts International 4.250%, 04/15/15	5,124,375
2,000,000	Sirius XM Radio, Inc.* 7.000%, 12/01/14	2,865,000
4,800,000	Virgin Media, Inc. 6.500%, 11/15/16	7,806,000

		56,447,500

	Consumer Staples (1.0%)
12,800,000	Smithfield Foods, Inc.~ 4.000%, 06/30/13	15,056,000
7,000,000	Tyson Foods, Inc. - Series A~ 3.250%, 10/15/13	8,531,250

		23,587,250

	Energy (1.3%)
3,000,000	Endeavour International Corp.* 5.500%, 07/15/16	2,947,500
12,310,000	James River Coal Company 4.500%, 12/01/15	13,294,800
4,000,000	Newpark Resources, Inc. 4.000%, 10/01/17	4,670,000
10,000,000	Petroleum Development Corp.* 3.250%, 05/15/16	11,012,500

		31,924,800

	Financials (1.7%)
7,000,000	Affiliated Managers Group, Inc. 3.950%, 08/15/38	7,866,250
5,800,000	Jefferies Group, Inc. 3.875%, 11/01/29	5,749,250
10,800,000	Knight Capital Group, Inc. 3.500%, 03/15/15	10,192,500
14,000,000	MF Global Holdings, Ltd. 1.875%, 02/01/16	13,370,000
4,000,000	PHH Corp. 4.000%, 09/01/14	4,190,000

		41,368,000

	Health Care (5.4%)
2,000,000	Accuray, Inc.*† 3.750%, 08/01/16	2,005,000
4,600,000	AMERIGROUP Corp. 2.000%, 05/15/12	6,123,750
2,000,000	Brookdale Senior Living, Inc. 2.750%, 06/15/18	1,937,500
17,460,000	Cephalon, Inc.~ 2.500%, 05/01/14	21,541,275
19,500,000	Charles River Laboratories International, Inc.~ 2.250%, 06/15/13	20,401,875
9,000,000	Dendreon Corp. 2.875%, 01/15/16	9,675,000
1,800,000	Gilead Sciences, Inc. 0.625%, 05/01/13	2,184,750
10,000,000	Integra LifeSciences Holdings Corp.* 1.625%, 12/15/16	9,925,000
7,500,000	Kinetic Concepts, Inc.* 3.250%, 04/15/15	10,743,750
12,000,000	LifePoint Hospitals, Inc. 3.500%, 05/15/14	12,645,000
6,000,000	NuVasive, Inc. 2.250%, 03/15/13	6,090,000
10,000,000	Onyx Pharmaceuticals, Inc. 4.000%, 08/15/16	11,562,500
4,000,000	PSS World Medical, Inc.* 3.125%, 08/01/14	5,115,000
4,000,000	Vertex Pharmaceuticals, Inc. 3.350%, 10/01/15	5,035,000
2,000,000	Volcano Corp. 2.875%, 09/01/15	2,532,500

		127,517,900

	Industrials (2.0%)
19,100,000	Alliant Techsystems, Inc.~ 2.750%, 09/15/11	19,243,250
2,400,000	Altra Holdings, Inc.* 2.750%, 03/01/31	2,496,000
9,800,000	Covanta Holding Corp. 3.250%, 06/01/14	11,576,250
10,000,000	General Cable Corp.~ 0.875%, 11/15/13	10,537,500
4,550,000	Greenbrier Companies, Inc.* 3.500%, 04/01/18	4,203,062

		48,056,062

	Information Technology (8.1%)
17,800,000	Alliance Data Systems Corp.~ 1.750%, 08/01/13	23,518,250
2,000,000	Arris Group, Inc. 2.000%, 11/15/26	2,107,500
4,500,000	BroadSoft, Inc.* 1.500%, 07/01/18	4,134,375
5,000,000	Cadence Design Systems, Inc. 2.625%, 06/01/15	7,468,750

See accompanying Notes to Schedule of Investments

Calamos Market Neutral Income Fund
 SCHEDULE OF INVESTMENTS JULY 31, 2011 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE

	Ciena Corp.
5,000,000	3.750%, 10/15/18*	$5,306,250
3,900,000	0.875%, 06/15/17	3,178,500
8,625,000	Comtech Telecommunications Corp. 3.000%, 05/01/29	9,034,687
10,605,000	Concur Technologies, Inc.* 2.500%, 04/15/15	11,652,244
6,000,000	Digital River, Inc.* 2.000%, 11/01/30	5,535,000
14,300,000	EMC Corp. 1.750%, 12/01/11	23,255,375
	Equinix, Inc.
9,300,000	3.000%, 10/15/14	10,509,000
5,000,000	4.750%, 06/15/16	7,256,250
8,150,000	FEI Company~ 2.875%, 06/01/13	10,309,750
5,000,000	InterDigital, Inc.* 2.500%, 03/15/16	6,756,250
3,000,000	Ixia* 3.000%, 12/15/15	2,835,000
5,250,000	Lawson Software Americas, Inc. 2.500%, 04/15/12	5,577,968
5,000,000	Mentor Graphics Corp.* 4.000%, 04/01/31	4,837,500
10,750,000	Micron Technology, Inc. 1.875%, 06/01/27	10,548,437
2,700,000	Photronics, Inc.* 3.250%, 04/01/16	2,872,125
2,500,000	Quantum Corp.* 3.500%, 11/15/15	2,484,375
5,700,000	SanDisk Corp. 1.500%, 08/15/17	6,170,250
3,860,000	Take-Two Interactive Software, Inc. 4.375%, 06/01/14	5,568,050
12,634,000	Tech Data Corp. 2.750%, 12/15/26	13,044,605
5,300,000	TTM Technologies, Inc. 3.250%, 05/15/15	6,234,125
3,000,000	Vishay Intertechnology, Inc.* 2.250%, 05/15/41	2,677,500

		192,872,116

	Materials (1.4%)
10,000,000	Goldcorp, Inc. 2.000%, 08/01/14	12,537,500
2,000,000	Horsehead Holding Corp.* 3.800%, 07/01/17	2,052,500
3,000,000	Jaguar Mining, Inc.* 5.500%, 03/31/16	2,925,000
9,950,000	Owens-Brockway Glass Container, Inc.* 3.000%, 06/01/15	9,589,313
5,200,000	Steel Dynamics, Inc. 5.125%, 06/15/14	6,155,500

		33,259,813

	Telecommunication Services (1.1%)
11,500,000	SBA Communications Corp. 1.875%, 05/01/13	12,650,000
11,300,000	tw telecom, Inc. 2.375%, 04/01/26	13,658,875

		26,308,875

	TOTAL CONVERTIBLE BONDS (Cost $551,409,818)	581,342,316

U.S. GOVERNMENT AND AGENCY SECURITIES (8.8%)
	United States Treasury Note
100,000,000	3.500%, 05/15/20	107,390,600
50,000,000	2.625%, 08/15/20~	49,851,550
25,000,000	3.625%, 02/15/21~	26,830,075
25,000,000	2.625%, 11/15/20	24,798,825

	TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES (Cost $203,791,104)	208,871,050

SYNTHETIC CONVERTIBLE SECURITIES (12.5%)
Corporate Bonds (1.9%)
	Consumer Discretionary (0.2%)
4,500,000	Jarden Corp. 8.000%, 05/01/16	4,905,000

	Energy (0.7%)
1,847,000	Arch Western Finance, LLC 6.750%, 07/01/13	1,867,779
2,000,000	Basic Energy Services, Inc. 7.125%, 04/15/16	2,045,000
6,130,000	Berry Petroleum Company 8.250%, 11/01/16	6,436,500
2,000,000	Complete Production Services, Inc. 8.000%, 12/15/16	2,110,000
4,105,000	SESI, LLC~ 6.875%, 06/01/14	4,181,969

		16,641,248

	Health Care (0.3%)
3,000,000	Community Health Systems, Inc. 8.875%, 07/15/15	3,108,750
5,000,000	Valeant Pharmaceuticals International, Inc.* 6.500%, 07/15/16	4,925,000

		8,033,750

	Industrials (0.2%)
1,000,000	FTI Consulting, Inc. 7.750%, 10/01/16	1,045,000
2,000,000	H&E Equipment Services, Inc. 8.375%, 07/15/16	2,075,000

See accompanying Notes to Schedule of Investments

Calamos Market Neutral Income Fund
 SCHEDULE OF INVESTMENTS JULY 31, 2011 (UNAUDITED)

PRINCIPAL
AMOUNT			VALUE

1,710,000		WESCO Distribution, Inc. 7.500%, 10/15/17	$1,761,300

			4,881,300

		Information Technology (0.4%)
6,320,000		Anixter International, Inc.~ 5.950%, 03/01/15	6,470,100
2,000,000		Jabil Circuit, Inc. 7.750%, 07/15/16	2,250,000

			8,720,100

		Materials (0.1%)
3,000,000		Silgan Holdings, Inc.~ 7.250%, 08/15/16	3,217,500

		TOTAL CORPORATE BONDS	46,398,898

Sovereign Bonds (10.2%)
1,800,000	BRL	Federal Republic of Brazil 10.000%, 01/01/13	11,302,830
		Government of Canada
20,000,000	CAD	2.000%, 06/01/16	20,940,499
10,000,000	CAD	1.500%, 06/01/12	10,494,113
5,000,000	CAD	2.000%, 03/01/14	5,296,038
5,000,000	CAD	1.750%, 03/01/13	5,268,198
5,000,000	CAD	1.250%, 12/01/11	5,238,003
		Government of New Zealand
27,000,000	NZD	6.000%, 11/15/11	23,952,128
16,000,000	NZD	6.000%, 04/15/15	15,012,862
		Government of Singapore
21,000,000	SGD	1.625%, 04/01/13	17,837,600
19,493,000	SGD	1.125%, 04/01/16	16,561,587
12,000,000	SGD	1.375%, 10/01/14	10,331,979
6,434,000	SGD	2.375%, 04/01/17	5,777,268
		Kingdom of Norway
127,000,000	NOK	4.250%, 05/19/17	25,823,200
110,000,000	NOK	5.000%, 05/15/15	22,322,811
287,500,000	SEK	Kingdom of Sweden 3.000%, 07/12/16	47,361,780

		TOTAL SOVEREIGN BONDS	243,520,896

NUMBER OF
CONTRACTS			VALUE

Purchased Options (0.4%)#
		Consumer Discretionary (0.1%)
500		NetFlix, Inc. Call, 01/21/12, Strike $240.00	2,435,000

		Energy (0.1%)
		El Paso Corp.
2,000		Call, 01/19/13, Strike $20.00	705,000
2,000		Call, 01/19/13, Strike $17.50	990,000
2,850		Patterson-UTI Energy, Inc. Call, 01/21/12, Strike $31.00	1,296,750

			2,991,750

		Information Technology (0.1%)
		Jabil Circuit, Inc.
4,000		Call, 01/21/12, Strike $20.00	610,000
2,000		Call, 01/19/13, Strike $17.50	820,000
300		OpenTable, Inc. Call, 01/21/12, Strike $95.00	118,500
1,000		Sohu.com, Inc. Call, 01/19/13, Strike $105.00	1,780,000

			3,328,500

		Materials (0.1%)
800		Cliffs Natural Resources, Inc. Call, 01/19/13, Strike $100.00	1,120,000

		TOTAL PURCHASED OPTIONS	9,875,250

		TOTAL SYNTHETIC CONVERTIBLE SECURITIES (Cost $276,897,102)	299,795,044

NUMBER OF
SHARES			VALUE

COMMON STOCKS (50.2%)
		Consumer Discretionary (4.0%)
66,000		Amazon.com, Inc.#	14,686,320
69,000		Coach, Inc.	4,454,640
408,500		Comcast Corp. - Class A	9,812,170
190,000		DIRECTV - Class A#	9,629,200
175,000		Home Depot, Inc.	6,112,750
115,000		McDonald’s Corp.	9,945,200
10,000		Priceline.com, Inc.#	5,376,500
210,000		Starbucks Corp.	8,418,900
85,000		Target Corp.	4,376,650
130,000		TJX Companies, Inc.	7,189,000
348,300		Walt Disney Company	13,451,346
50,000		Yum! Brands, Inc.	2,641,000

			96,093,676

		Consumer Staples (6.0%)
250,000		Altria Group, Inc.	6,575,000
100,000		Archer-Daniels-Midland Company	3,038,000
460,000		Coca-Cola Company	31,284,600
55,000		Colgate-Palmolive Company	4,640,900
145,000		Costco Wholesale Corp.	11,346,250
135,000		Kimberly-Clark Corp.	8,823,600
100,000		Kraft Foods, Inc. - Class A	3,438,000
160,800		PepsiCo, Inc.	10,297,632
189,500		Philip Morris International, Inc.	13,486,715
422,800		Procter & Gamble Company	25,997,972

See accompanying Notes to Schedule of Investments

Calamos Market Neutral Income Fund
 SCHEDULE OF INVESTMENTS JULY 31, 2011 (UNAUDITED)

NUMBER OF
SHARES		VALUE

389,500	Wal-Mart Stores, Inc.	$20,530,545
110,000	Walgreen Company	4,294,400

		143,753,614

	Energy (7.3%)
117,500	Apache Corp.	14,537,100
135,000	Baker Hughes, Inc.	10,446,300
195,000	Chesapeake Energy Corp.	6,698,250
277,500	Chevron Corp.	28,865,550
153,000	ConocoPhillips	11,014,470
620,820	Exxon Mobil Corp.	49,535,228
219,000	Halliburton Company	11,985,870
185,000	Marathon Oil Corp.	5,729,450
92,500	Marathon Petroleum Corp.	4,050,575
175,000	Occidental Petroleum Corp.	17,181,500
155,000	Schlumberger, Ltd.	14,007,350

		174,051,643

	Financials (6.1%)
149,000	Aflac, Inc.	6,862,940
1,125,900	Bank of America Corp.	10,932,489
200,000	Bank of New York Mellon Corp.	5,022,000
200,000	Berkshire Hathaway, Inc. - Class B#	14,834,000
14,250	CME Group, Inc.	4,120,958
35,100	Franklin Resources, Inc.	4,456,296
56,000	Goldman Sachs Group, Inc.	7,558,320
667,700	JPMorgan Chase & Company	27,008,465
184,140	MetLife, Inc.	7,588,409
170,000	Prudential Financial, Inc.	9,975,600
83,000	T. Rowe Price Group, Inc.	4,714,400
150,000	Travelers Companies, Inc.	8,269,500
627,500	US Bancorp	16,352,650
625,000	Wells Fargo & Company	17,462,500

		145,158,527

	Health Care (6.6%)
257,800	Abbott Laboratories	13,230,296
65,000	Agilent Technologies, Inc.#	2,740,400
109,000	Amgen, Inc.#	5,962,300
240,200	Bristol-Myers Squibb Company	6,884,132
10,000	Intuitive Surgical, Inc.#	4,005,500
538,750	Johnson & Johnson	34,905,612
405,000	Medtronic, Inc.	14,600,250
344,200	Merck & Company, Inc.	11,747,546
1,293,600	Pfizer, Inc.	24,888,864
65,000	St. Jude Medical, Inc.	3,022,500
115,000	Stryker Corp.	6,249,100
155,000	Thermo Fisher Scientific, Inc.#	9,313,950
250,000	UnitedHealth Group, Inc.	12,407,500
42,000	Waters Corp.#	3,691,380
60,000	WellPoint, Inc.	4,053,000

		157,702,330

	Industrials (5.3%)
239,000	3M Company	20,826,460
65,000	Caterpillar, Inc.	6,421,350
120,000	Eaton Corp.	5,754,000
60,000	Emerson Electric Company	2,945,400
58,000	FedEx Corp.	5,039,040
2,077,500	General Electric Company	37,208,025
229,000	Honeywell International, Inc.	12,159,900
25,000	Union Pacific Corp.	2,562,000
82,500	United Parcel Service, Inc.	5,710,650
345,000	United Technologies Corp.	28,579,800

		127,206,625

	Information Technology (11.3%)
50,000	Accenture, PLC - Class A	2,957,000
140,000	Altera Corp.	5,723,200
143,250	Apple, Inc.#	55,936,260
80,000	Autodesk, Inc.#	2,752,000
575,000	Cisco Systems, Inc.	9,182,750
40,000	Cognizant Technology Solutions Corp. - Class A#	2,794,800
325,000	Corning, Inc.	5,170,750
210,000	Dell, Inc.#	3,410,400
120,000	eBay, Inc.#	3,930,000
53,900	Google, Inc.#	32,538,891
138,400	Hewlett-Packard Company	4,866,144
615,500	Intel Corp.	13,744,115
134,200	International Business Machines Corp.	24,404,270
1,303,400	Microsoft Corp.	35,713,160
110,000	NVIDIA Corp.#	1,521,300
1,229,500	Oracle Corp.	37,598,110
427,100	QUALCOMM, Inc.	23,396,538
120,000	Texas Instruments, Inc.	3,570,000

		269,209,688

	Materials (1.3%)
130,000	Dow Chemical Company	4,533,100
123,000	E.I. du Pont de Nemours and Company	6,324,660
110,000	Freeport-McMoRan Copper & Gold, Inc.	5,825,600
52,000	Monsanto Company	3,820,960
54,000	Newmont Mining Corp.	3,002,940
90,000	Nucor Corp.	3,500,100

See accompanying Notes to Schedule of Investments

Calamos Market Neutral Income Fund
 SCHEDULE OF INVESTMENTS JULY 31, 2011 (UNAUDITED)

NUMBER OF
SHARES		VALUE

45,000	PPG Industries, Inc.	$3,789,000

		30,796,360

	Telecommunication Services (1.2%)
600,100	AT&T, Inc.	17,558,926
335,000	Verizon Communications, Inc.	11,822,150

		29,381,076

	Utilities (1.1%)
215,000	Dominion Resources, Inc.	10,416,750
419,600	Duke Energy Corp.	7,804,560
75,000	Edison International	2,855,250
100,000	Southern Company	3,954,000

		25,030,560

	TOTAL COMMON STOCKS (Cost $1,245,741,901)	1,198,384,099

NUMBER OF
CONTRACTS		VALUE

PURCHASED OPTIONS (0.6%)#
	Energy (0.0%)
500	Petroleum Development Corp. Put, 10/22/11, Strike $25.00	13,750

	Health Care (0.0%)
850	China Medical Technologies, Inc. Put, 09/17/11, Strike $5.00	61,625

	Other (0.6%)
	S & P 500 Index
600	Put, 08/20/11, Strike $1,280.00	1,512,000
550	Put, 08/20/11, Strike $1,275.00	1,292,500
500	Put, 08/20/11, Strike $1,300.00	1,667,500
500	Put, 09/17/11, Strike $1,315.00	2,555,000
500	Put, 09/17/11, Strike $1,260.00	1,447,500
500	Put, 09/17/11, Strike $1,200.00	785,000
500	Put, 10/22/11, Strike $1,285.00	2,450,000
500	Put, 10/22/11, Strike $1,275.00	2,255,000

		13,964,500

	TOTAL PURCHASED OPTIONS (Cost $13,074,099)	14,039,875

NUMBER OF
SHARES		VALUE

SHORT TERM INVESTMENT (2.2%)
53,627,249	Fidelity Prime Money Market Fund - Institutional Class (Cost $53,627,249)	53,627,249

	TOTAL INVESTMENTS (98.7%) (Cost $2,344,541,273)	2,356,059,633

OTHER ASSETS, LESS LIABILITIES (1.3%)		30,419,463

NET ASSETS (100.0%)		$2,386,479,096

PRINCIPAL
AMOUNT		VALUE

U.S. GOVERNMENT AND AGENCY SECURITIES SOLD SHORT (-10.5%)#
	United States Treasury Note
(150,000,000)	0.625%, 04/30/13	$(150,761,550)
(50,000,000)	0.750%, 03/31/13	(50,343,800)
(25,000,000)	0.500%, 05/31/13	(25,072,275)
(25,000,000)	0.375%, 07/31/13	(25,009,775)

	TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES SOLD SHORT (Proceeds $250,090,986)	(251,187,400)

NUMBER OF
SHARES		VALUE

COMMON STOCKS SOLD SHORT (-11.8%)#
	Consumer Discretionary (-1.7%)
(169,500)	Coinstar, Inc.	(8,281,770)
(172,700)	D.R. Horton, Inc.	(2,051,676)
(243,700)	Gaylord Entertainment Company	(7,150,158)
(144,000)	Iconix Brand Group, Inc.	(3,359,520)
(151,500)	JAKKS Pacific, Inc.	(2,643,675)
(157,100)	MGM Resorts International	(2,373,781)
(30,000)	NetFlix, Inc.	(7,979,700)
(637,000)	Sirius XM Radio, Inc.	(1,344,070)
(212,500)	Virgin Media, Inc.	(5,622,750)

		(40,807,100)

	Consumer Staples (-0.5%)
(276,100)	Smithfield Foods, Inc.	(6,079,722)
(269,400)	Tyson Foods, Inc. - Class A	(4,730,664)

		(10,810,386)

	Energy (-0.8%)
(152,000)	El Paso Corp.	(3,123,600)
(65,000)	Endeavour International Corp.	(815,100)
(301,885)	James River Coal Company	(5,723,740)
(201,000)	Newpark Resources, Inc.	(1,867,290)
(55,000)	Patterson-UTI Energy, Inc.	(1,789,150)
(140,000)	Petroleum Development Corp.	(5,084,800)

		(18,403,680)

	Financials (-0.5%)
(23,440)	Affiliated Managers Group, Inc.	(2,445,495)
(29,750)	Jefferies Group, Inc.	(562,573)
(132,900)	Knight Capital Group, Inc.	(1,503,099)
(707,400)	MF Global Holdings, Ltd.	(5,213,538)
(77,500)	PHH Corp.	(1,453,900)

		(11,178,605)

See accompanying Notes to Schedule of Investments

Calamos Market Neutral Income Fund
 SCHEDULE OF INVESTMENTS JULY 31, 2011 (UNAUDITED)

NUMBER OF
SHARES		VALUE

	Health Care (-2.5%)
(78,135)	Accuray, Inc.	$(539,131)
(93,000)	AMERIGROUP Corp.	(5,115,000)
(44,500)	Brookdale Senior Living, Inc.	(951,855)
(125,500)	Cephalon, Inc.	(10,032,470)
(200,125)	Charles River Laboratories International, Inc.	(7,914,944)
(126,000)	Dendreon Corp.	(4,649,400)
(25,000)	Gilead Sciences, Inc.	(1,059,000)
(110,000)	Integra LifeSciences Holdings Corp.	(4,957,700)
(88,000)	Kinetic Concepts, Inc.	(5,890,720)
(132,150)	LifePoint Hospitals, Inc.	(4,902,765)
(45,300)	NuVasive, Inc.	(1,296,486)
(160,250)	Onyx Pharmaceuticals, Inc.	(5,285,045)
(154,100)	PSS World Medical, Inc.	(3,687,613)
(49,700)	Vertex Pharmaceuticals, Inc.	(2,577,442)
(49,800)	Volcano Corp.	(1,564,218)

		(60,423,789)

	Industrials (-0.5%)
(64,725)	Altra Holdings, Inc.	(1,439,484)
(405,930)	Covanta Holding Corp.	(7,014,470)
(79,350)	General Cable Corp.	(3,155,750)
(60,000)	Greenbrier Companies, Inc.	(1,207,200)

		(12,816,904)

	Information Technology (-4.0%)
(158,900)	Alliance Data Systems Corp.	(15,626,226)
(37,500)	Arris Group, Inc.	(450,000)
(75,000)	BroadSoft, Inc.	(2,190,750)
(493,400)	Cadence Design Systems, Inc.	(5,096,822)
(212,900)	Ciena Corp.	(3,291,434)
(141,800)	Comtech Telecommunications Corp.	(3,821,510)
(123,000)	Concur Technologies, Inc.	(5,589,120)
(64,861)	Digital River, Inc.	(1,653,956)
(578,800)	EMC Corp.	(15,095,104)
(73,500)	Equinix, Inc.	(7,678,545)
(171,180)	FEI Company	(5,655,787)
(49,000)	InterDigital, Inc.	(3,344,250)
(69,800)	Ixia	(698,000)
(157,000)	Jabil Circuit, Inc.	(2,874,670)
(135,000)	Mentor Graphics Corp.	(1,543,050)
(536,550)	Micron Technology, Inc.	(3,954,374)
(9,000)	OpenTable, Inc.	(637,740)
(156,980)	Photronics, Inc.	(1,174,210)
(406,500)	Quantum Corp.	(1,069,095)
(78,800)	SanDisk Corp.	(3,351,364)
(15,000)	Sohu.com, Inc.	(1,351,500)
(270,000)	Take-Two Interactive Software, Inc.	(3,642,300)
(23,450)	Tech Data Corp.	(1,094,411)
(194,400)	TTM Technologies, Inc.	(2,692,440)
(99,000)	Vishay Intertechnology, Inc.	(1,363,230)

		(94,939,888)

	Materials (-0.6%)
(31,000)	Cliffs Natural Resources, Inc.	(2,784,420)
(147,400)	Goldcorp, Inc.	(7,047,194)
(73,000)	Horsehead Holding Corp.	(815,410)
(232,000)	Jaguar Mining, Inc.	(1,106,640)
(62,600)	Owens-Illinois, Inc.	(1,450,442)
(149,300)	Steel Dynamics, Inc.	(2,332,066)

		(15,536,172)

	Telecommunication Services (-0.7%)
(197,000)	SBA Communications Corp.	(7,519,490)
(429,600)	tw telecom, Inc.	(8,484,600)

		(16,004,090)

	TOTAL COMMON STOCKS SOLD SHORT (Proceeds $257,048,877)	(280,920,614)

NUMBER OF
CONTRACTS		VALUE

WRITTEN OPTIONS (-0.3%)#
	Consumer Discretionary (0.0%)
100	Coinstar, Inc. Call, 10/22/11, Strike $60.00	(8,750)

	Other (-0.3%)
	S & P 500 Index
1,250	Call, 09/17/11, Strike $1,340.00	(1,787,500)
1,150	Call, 09/17/11, Strike $1,350.00	(1,276,500)
1,000	Call, 08/20/11, Strike $1,350.00	(510,000)
1,000	Call, 09/17/11, Strike $1,375.00	(530,000)
850	Call, 08/20/11, Strike $1,315.00	(1,377,000)
600	Call, 09/17/11, Strike $1,325.00	(1,206,000)
500	Call, 10/22/11, Strike $1,350.00	(965,000)
400	Call, 09/30/11, Strike $1,375.00	(320,000)

		(7,972,000)

	TOTAL WRITTEN OPTIONS (Premium $14,151,917)	(7,980,750)

NOTES TO SCHEDULE OF INVESTMENTS

*	Securities issued and sold pursuant to a Rule 144A transaction are excepted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements. At July 31,

See accompanying Notes to Schedule of Investments

Calamos Market Neutral Income Fund
 SCHEDULE OF INVESTMENTS JULY 31, 2011 (UNAUDITED)

2011, the value of 144A securities that could not be exchanged to the registered form is $121,897,181 or 5.1% of net assets.
~	Security, or portion of security, is segregated as collateral (or potential collateral for future transactions) for written options. The aggregate value of such securities is $147,581,388.
†	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
#	Non-income producing security.

FOREIGN CURRENCY ABBREVIATIONS

BRL	Brazilian Real
CAD	Canadian Dollar
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars. The principal amount for such securities is shown in the respective foreign currency. The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

See accompanying Notes to Schedule of Investments

NOTE 1 – ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Organization. CALAMOS INVESTMENT TRUST, a Massachusetts business trust organized December 21, 1987 (the “Trust”), consists of thirteen series, Growth Fund, Value Fund, Blue Chip Fund, Discovery Growth Fund, International Growth Fund, Evolving World Growth Fund, Global Equity Fund, Growth and Income Fund, Global Growth and Income Fund, Convertible Fund, Total Return Bond Fund, High Yield Fund, and Market Neutral Income Fund, (each a “Fund” and collectively the “Funds”). The Trust is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”) as an open-end management investment company. The Trust currently offers Class A, Class C, Class I and Class R shares of each of the Funds. Class B shares continue to be outstanding, but are no longer an offered class of shares.

Fund Valuation. The valuation of the Funds’ investments is in accordance with policies and procedures adopted by and under the ultimate supervision of the board of trustees.

Fund securities that are traded on U.S. securities exchanges, except option securities, are valued at the last current reported sales price at the time the Fund determines its net asset value (“NAV”). Securities traded in the over-the-counter market and quoted on The NASDAQ Stock Market are valued at the NASDAQ Official Closing Price, as determined by NASDAQ, or lacking a NASDAQ Official Closing Price, the last current reported sale price on NASDAQ at the time a Fund determines its NAV.

When a last sale or closing price is not available, equity securities, other than option securities, that are traded on a U.S. securities exchange and other equity securities traded in the over-the-counter market are valued at the mean between the most recent bid and asked quotations in accordance with guidelines adopted by the board of trustees. Each option security traded on a U.S. securities exchange is valued at the mid-point of the consolidated bid/ask quote for the option security, also in accordance with guidelines adopted by the board of trustees. Each over-the-counter option that is not traded through the Options Clearing Corporation is valued based on a quotation provided by the counterparty to such option under the ultimate supervision of the board of trustees.

Fixed income securities, certain convertible preferred securities, and non-exchange traded derivatives are normally valued by independent pricing services or by dealers or brokers who make markets in such securities. Valuations of such fixed income securities, certain convertible preferred securities, and non-exchange traded derivatives consider yield or price of equivalent securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data and do not rely exclusively upon exchange or over-the-counter prices.

Trading on European and Far Eastern exchanges and over-the-counter markets is typically completed at various times before the close of business on each day on which the New York Stock Exchange (“NYSE”) is open. Each security trading on these exchanges or over-the-counter markets may be valued utilizing a systematic fair valuation model provided by an independent pricing service approved by the board of trustees. The valuation of each security that meets certain criteria in relation to the valuation model is systematically adjusted to reflect the impact of movement in the U.S. market after the foreign markets close. Securities that do not meet the criteria, or that are principally traded in other foreign markets, are valued as of the last reported sale price at the time the respective Fund determines its NAV, or when reliable market prices or quotations are not readily available, at the mean between the most recent bid and asked quotations as of the close of the appropriate exchange or other designated time. Trading of foreign securities may not take place on every NYSE business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the NYSE is not open and on which the respective Fund’s NAV is not calculated.

If the pricing committee determines that the valuation of a security in accordance with the methods described above is not reflective of a fair value for such security, the security is valued at a fair value by the pricing committee, under the ultimate supervision of the board of trustees, following the guidelines and/or procedures adopted by the board of trustees.

Each Fund also may use fair value pricing, pursuant to guidelines adopted by the board of trustees and under the ultimate supervision of the board of trustees, if trading in the security is halted or if the value of a security it holds is materially affected by events occurring before the Fund’s pricing time but after the close of the primary market or exchange on which the security is listed. Those procedures may utilize valuations furnished by pricing services approved by the board of trustees, which may be based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities.

When fair value pricing of securities is employed, the prices of securities used by the Fund to calculate its NAV may differ from market quotations or official closing prices. In light of the judgment involved in fair valuations, there can be no assurance that a fair value assigned to a particular security is accurate.

Investment Transactions. Investment transactions are recorded on a trade date basis as of July 31, 2011.

Foreign Currency Translation. Values of investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using a rate quoted by a major bank or dealer in the particular currency market, as reported by a recognized quotation dissemination service.

Option Transactions. For hedging and investment purposes, each Fund may purchase or write (sell) put and call options. One of the risks associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of premium and change in value should the counterparty not perform under the contract. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

Forward Foreign Currency Contracts. Each Fund may engage in portfolio hedging with respect to changes in currency exchange rates by entering into forward foreign currency contracts to purchase or sell currencies. A forward foreign currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Risks associated with such contracts include, among other things, movement in the value of the foreign currency relative to the U.S. dollar and the ability of the counterparty to perform. The net unrealized gain, if any, represents the credit risk to the Fund on a forward foreign currency contract. The contracts are valued daily at forward foreign exchange rates.

NOTE 2 – INVESTMENTS

The following information is presented on a federal income tax basis as of July 31, 2011. Differences between the cost basis under U.S. generally accepted accounting principles and federal income tax purposes are primarily due to temporary differences.

The cost basis of investments for federal income tax purposes at July 31, 2011 was as follows:

				Discovery	International
	Growth	Value	Blue Chip	Growth	Growth
	Fund	Fund	Fund	Fund	Fund

Cost basis of investments	$7,080,159,235	$38,384,460	$52,011,932	$34,979,205	$397,512,887

Gross unrealized appreciation	$1,999,095,805	$6,995,875	$14,546,555	$6,766,934	$103,141,019
Gross unrealized depreciation	$(307,843,427)	$(1,047,716)	$(1,273,965)	$(1,828,293)	$(6,485,057)

Net unrealized appreciation (depreciation)	$1,691,252,378	$5,948,159	$13,272,590	$4,938,641	$96,655,962

	Evolving			Global Growth
	World Growth	Global Equity	Growth and	and Income	Convertible
	Fund	Fund	Income Fund	Fund	Fund

Cost basis of investments	$165,029,389	$104,573,861	$3,828,428,530	$1,509,878,036	$2,715,168,556

Gross unrealized appreciation	$29,154,521	$20,201,625	$768,482,651	$243,341,983	$354,320,872
Gross unrealized depreciation	$(3,386,933)	$(2,569,213)	$(35,689,008)	$(13,452,597)	$(45,845,440)

Net unrealized appreciation (depreciation)	$25,767,588	$17,632,412	$732,793,643	$229,889,386	$308,475,432

	Total Return	High Yield	Market Neutral
	Bond Fund	Fund	Income Fund

Cost basis of investments	$193,693,180	$257,285,044	$2,341,774,427

Gross unrealized appreciation	$13,131,281	$15,651,201	$129,729,369
Gross unrealized depreciation	$(465,393)	$(1,165,696)	$(115,444,163)

Net unrealized appreciation (depreciation)	$12,665,888	$14,485,505	$14,285,206

NOTE 3 – SHORT SALES

Securities sold short represent obligations to deliver the securities at a future date. A Fund may sell a security it does not own in anticipation of a decline in the value of that security before the delivery date. When the Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale.

To secure its obligation to deliver to the broker-dealer the securities sold short, the Fund must segregate an amount of cash or liquid securities with its custodian equal to any excess of the current market value of the securities sold short over any cash or liquid securities deposited as collateral with the broker in connection with the short sale (not including the proceeds of the short sale). As a result of that requirement, the Fund will not gain any leverage merely by selling short, except to the extent that it earns interest or other income or gains on the segregated cash or liquid securities while also being subject to the possibility of gain or loss from the securities sold short.

NOTE 4 – SYNTHETIC CONVERTIBLE SECURITIES

A Fund may establish a “synthetic” convertible instrument by combining separate securities that possess the economic characteristics similar to a convertible security, i.e., fixed-income securities (“fixed-income component”), which may be a convertible or non-convertible security and the right to acquire equity securities (“convertible component”). The fixed-income component is achieved by investing in fixed income securities such as bonds, preferred stocks, and money market instruments. The convertible component is achieved by investing in warrants or purchased options to buy common stock at a certain exercise price, or options on a stock index. In establishing a synthetic instrument, the Fund may pool a basket of fixed-income securities and a basket of warrants or purchased options that produce the economic characteristics similar to a convertible security. Within each basket of fixed-income securities and warrants or options, different companies may issue the fixed-income and convertible components, which may be purchased separately and at different times.

A Fund may also purchase synthetic securities created by other parties, typically investment banks, including convertible structured notes. Convertible structured notes are fixed-income debentures linked to equity. Convertible structured notes have the attributes of a convertible security; however, the investment bank that issued the convertible note assumes the credit risk associated with the investment, rather than the issuer of the underlying common stock into which the note is convertible. Purchasing synthetic convertible securities may offer more flexibility than purchasing a convertible security.

NOTE 5 – WHEN-ISSUED AND DELAYED DELIVERY SECURITIES

A Fund may purchase securities on a when-issued or delayed-delivery basis. Although the payment and interest terms of these securities are established at the time the Fund enters into the commitment, the securities may be delivered and paid for a month or more after the date of purchase, when their value may have changed. A Fund makes such commitments only with the intention of actually acquiring the securities, but may sell the securities before the settlement date if Calamos Advisors deems it advisable for investment reasons. A Fund may utilize spot and forward foreign currency exchange transactions to reduce the risk inherent in fluctuations in the exchange rate between one currency and another when securities are purchased or sold on a when-issued or delayed-delivery basis.

At the time when the Fund enters into a binding obligation to purchase securities on a when-issued basis, liquid assets (cash, U.S. Government securities or other “high-grade” debt obligations) of the Fund having a value at least as great as the purchase price of the securities to be purchased will be segregated on the books of the Fund and held by the custodian throughout the period of the obligation. The use of this investment strategy may increase net asset value fluctuation.

NOTE 6 – STRUCTURED EQUITY-LINKED SECURITIES

The Funds may also invest in structured equity-linked securities created by third parties, typically investment banks. Structured equity-linked securities created by such parties may be designed to simulate the characteristics of traditional convertible securities or may be designed to alter or emphasize a particular feature. Traditional convertible securities typically offer stable cash flows with the ability to participate in capital appreciation of the underlying common stock. Because traditional convertible securities are exercisable at the option of the holder, the holder is protected against downside risk. Structured equity-linked securities may alter these characteristics by offering enhanced yields in exchange for reduced capital appreciation or less downside protection, or any combination of these features. Structured equity-linked instruments may include structured notes, equity-linked notes, mandatory convertibles and combinations of securities and instruments, such as a debt instrument combined with a forward foreign currency contract.

NOTE 7 – FAIR VALUE MEASUREMENTS

Various inputs are used to determine the value of the Funds’ investments. These inputs are categorized into three broad levels as follows:

•	Level 1 — Prices are determined using inputs from unadjusted quoted prices from active markets (including securities actively traded on a securities exchange) for identical assets.

•	Level 2 — Prices are determined using significant observable market inputs other than unadjusted quoted prices, including quoted prices of similar securities, fair value adjustments to quoted foreign securities, interest rates, credit risk, prepayment speeds, and other relevant data.

•	Level 3 — Prices reflect unobservable market inputs (including the Funds’ own judgments about assumptions market participants would use in determining fair value) when observable inputs are unavailable.

Debt securities are valued based upon evaluated prices received from an independent pricing service or from a dealer or broker who makes markets in such securities. Pricing services utilize various observable market data and as such, debt securities are generally categorized as Level 2. The levels are not necessarily an indication of the risk or liquidity of the Funds’ investments. Transfers between the levels for investment securities or other financial instruments are measured at the end of the reporting period and no significant transfers between levels occurred during the period.

The following is a summary of the inputs used in valuing the Funds’ holdings at fair value:

	Growth Fund

	Level 1	Level 2	Level 3	Total

Assets:
Common Stocks	$8,347,455,788	$288,268,956	$2,646,000	$8,638,370,744
Purchased Options	521,050			$521,050
Short Term Investment	132,519,819			$132,519,819
Forward Foreign Currency Contracts		3,858		$3,858

Total	$8,480,496,657	$288,272,814	$2,646,000	$8,771,415,471

Liabilities:
Forward Foreign Currency Contracts		8,943,692		$8,943,692

Total	$—	$8,943,692	$—	$8,943,692

Level 3 Rollforward

Beginning Balance (as of November 1, 2010)	$—
Purchases
Sales
Transfers into Level 3*	2,646,000
Transfers out of Level 3
Net Realized Gain (Loss)
Net Unrealized Gain (Loss)

Ending Balance (as of July 31, 2011)	$2,646,000

Net Change in unrealized appreciation/(depreciation) in net assets at period end	$—

*	The security, Longtop Financial, halted trading on the NYSE on May 17 and due to the unavailability of a quoted market price was transferred into Level 3. Longtop Financial was subsequently delisted by the NYSE on August 16, 2011.

	Value Fund

	Level 1	Level 2	Level 3	Total

Assets:
Common Stocks	$38,139,061	$6,176,072	$—	$44,315,133
Short Term Investment	17,486			$17,486

Total	$38,156,547	$6,176,072	$—	$44,332,619

Liabilities:
Forward Foreign Currency Contracts		190,616		$190,616

Total	$—	$190,616	$—	$190,616

	Blue Chip Fund

	Level 1	Level 2	Level 3	Total

Assets:
Common Stocks	$62,084,120	$3,194,402	$—	$65,278,522
Purchased Options	6,000			$6,000
Forward Foreign Currency Contracts		1,047		$1,047

Total	$62,090,120	$3,195,449	$—	$65,285,569

Liabilities:
Forward Foreign Currency Contracts		119,847		$119,847

Total	$—	$119,847	$—	$119,847

	Discovery Growth Fund

	Level 1	Level 2	Level 3	Total

Assets:
Common Stocks	$38,200,828	$—	$—	$38,200,828
Short Term Investment	1,717,018			$1,717,018

Total	$39,917,846	$—	$—	$39,917,846

	International Growth Fund

	Level 1	Level 2	Level 3	Total

Assets:
Common Stocks	$165,535,449	$305,464,121	$—	$470,999,570
Purchased Options	148,000			$148,000
Short Term Investment	23,021,279			$23,021,279

Total	$188,704,728	$305,464,121	$—	$494,168,849

	Evolving World Growth Fund

	Level 1	Level 2	Level 3	Total

Assets:
Convertible Bonds	$—	$36,929,646	$—	$36,929,646
Convertible Preferred Stocks	3,697,657			$3,697,657
Common Stocks	61,981,205	81,286,332		$143,267,537
Purchased Options	61,000			$61,000
Short Term Investment	6,841,137			$6,841,137

Total	$72,580,999	$118,215,978	$—	$190,796,977

	Global Equity Fund

	Level 1	Level 2	Level 3	Total

Assets:
Common Stocks	$79,609,637	$40,445,861	$—	$120,055,498
Purchased Options	32,000			$32,000
Short Term Investment	2,118,775			$2,118,775
Forward Foreign Currency Contracts		5,794		$5,794

Total	$81,760,412	$40,451,655	$—	$122,212,067

Liabilities:
Forward Foreign Currency Contracts		781,841		$781,841

Total	$—	$781,841	$—	$781,841

	Growth and Income Fund

	Level 1	Level 2	Level 3	Total

Assets:
Convertible Bonds	$—	$1,831,304,555	$—	$1,831,304,555
Synthetic Convertible Securities (Sovereign Bonds)		459,075,695		$459,075,695
Synthetic Convertible Securities (Purchased Options)	42,186,725			$42,186,725
Convertible Preferred Stocks	160,980,700	97,846,875		$258,827,575
Common Stocks	1,713,365,019	141,777,850		$1,855,142,869
Purchased Options	9,360,000			$9,360,000
Short Term Investment	105,324,754			$105,324,754
Forward Foreign Currency Contracts		67,813		$67,813

Total	$2,031,217,198	$2,530,072,788	$—	$4,561,289,986

Liabilities:
Forward Foreign Currency Contracts		5,756,146		$5,756,146
Written Options	3,755,625			$3,755,625

Total	$3,755,625	$5,756,146	$—	$9,511,771

	Global Growth and Income Fund

	Level 1	Level 2	Level 3	Total

Assets:
Convertible Bonds	$—	$724,706,860	$—	$724,706,860
Synthetic Convertible Securities (Sovereign Bonds)		180,984,260		$180,984,260
Synthetic Convertible Securities (Purchased Options)	11,229,575			$11,229,575
Convertible Preferred Stocks	31,959,800	18,387,250		$50,347,050
Common Stocks	297,269,418	428,670,652		$725,940,070
Short Term Investment	46,559,607			$46,559,607
Forward Foreign Currency Contracts		511,073		$511,073

Total	$387,018,400	$1,353,260,095	$—	$1,740,278,495

Liabilities:
Forward Foreign Currency Contracts		12,765,694		$12,765,694

Total	$—	$12,765,694	$—	$12,765,694

	Convertible Fund

	Level 1	Level 2	Level 3	Total

Assets:
Convertible Bonds	$—	$2,016,831,272	$—	$2,016,831,272
Synthetic Convertible Securities (Sovereign Bonds)		333,596,622		$333,596,622
Synthetic Convertible Securities (Purchased Options)	63,638,062			$63,638,062
Convertible Preferred Stocks	94,945,000	78,076,250		$173,021,250
Common Stocks	314,719,350	103,120,931		$417,840,281
Short Term Investment	18,716,501			$18,716,501
Forward Foreign Currency Contracts		1,994		$1,994

Total	$492,018,913	$2,531,627,069	$—	$3,023,645,982

Liabilities:
Written Options	86,000			$86,000
Forward Foreign Currency Contracts		5,136,320		$5,136,320

Total	$86,000	$5,136,320	$—	$5,222,320

	Total Return Bond Fund

	Level 1	Level 2	Level 3	Total

Assets:
Corporate Bonds	$—	$98,250,853	$—	$98,250,853
Convertible Bonds		13,375,571		$13,375,571
Sovereign Bonds		47,297,597		$47,297,597
U.S. Government and Agency Securities		29,334,808		$29,334,808
Residential Mortgage Backed Securities		9,871,966		$9,871,966
Short Term Investment	8,228,273			$8,228,273

Total	$8,228,273	$198,130,795	$—	$206,359,068

	High Yield Fund

	Level 1	Level 2	Level 3	Total

Assets:
Corporate Bonds	$—	$222,178,705	$—	$222,178,705
Convertible Bonds		6,309,513		$6,309,513
Sovereign Bonds		4,031,826		$4,031,826
Convertible Preferred Stocks	11,439,905	12,785,207		$24,225,112
Structured Equity-Linked Securities		5,673,459		$5,673,459
Short Term Investment	9,351,934			$9,351,934

Total	$20,791,839	$250,978,710	$—	$271,770,549

	Market Neutral Income Fund

	Level 1	Level 2	Level 3	Total

Assets:
Convertible Bonds	$—	$581,342,316	$—	$581,342,316
U.S. Government and Agency Securities		208,871,050		$208,871,050
Synthetic Convertible Securities (Corporate Bonds)		46,398,898		$46,398,898
Synthetic Convertible Securities (Sovereign Bonds)		243,520,896		$243,520,896
Synthetic Convertible Securities (Purchased Options)	9,875,250			$9,875,250
Common Stocks	1,198,384,099			$1,198,384,099
Purchased Options	14,039,875			$14,039,875
Short Term Investment	53,627,249			$53,627,249

Total	$1,275,926,473	$1,080,133,160	$—	$2,356,059,633

Liabilities:
U.S. Government and Agency Securities sold short		251,187,400		$251,187,400
Common Stocks sold short	280,920,614			$280,920,614
Written Options	7,980,750			$7,980,750

Total	$288,901,364	$251,187,400	$—	$540,088,764

ITEM 2. CONTROLS AND PROCEDURES.
a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.
b) There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
ITEM 3. EXHIBITS.
     (a) Certification of Principal Executive Officer.
     (b) Certification of Principal Financial Officer.

SIGNATURES
          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Calamos Investment Trust

By:	/s/ John P. Calamos, Sr.
Name:	John P. Calamos, Sr.
Title:	Principal Executive Officer
Date:	September 19, 2011

By:	/s/ Nimish S. Bhatt
Name:	Nimish S. Bhatt
Title:	Principal Financial Officer
Date:	September 19, 2011
          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Calamos Investment Trust

By: Name:	/s/ John P. Calamos, Sr. John P. Calamos, Sr.
Title:	Principal Executive Officer
Date:	September 19, 2011

By: Name:	/s/ Nimish S. Bhatt Nimish S. Bhatt
Title:	Principal Financial Officer
Date:	September 19, 2011